UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class Z : FVLZX

This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 87	0.75%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, particularly within the consumer durables & apparel industry of the consumer discretionary sector. Stock picking in financials, primarily within the financial services industry, also hampered the fund's result, as did picks and an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in Constellium (-29%), a stock that was among our largest holdings this period. A second notable relative detractor was an overweight in Antero Resources (-13%), which was also one of the fund's largest holdings, though we reduced the position by period end. An overweight in Concentrix (-43%) also hurt.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in real estate. Picks in utilities and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Constellation Energy (+130%). The stock was the fund's largest holding this period, but we decreased the position by period end. A non-benchmark stake in Compass gained approximately 221% and was a second notable relative contributor. Another relative contributor was our non-benchmark stake in Targa Resources (+103%).
•Notable changes in positioning include increased exposure to the consumer staples and health care sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 1, 2017 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	31.21%	14.06%	10.71%
Russell Midcap® Value Index	34.03%	9.93%	8.57%
Russell 3000® Index	37.86%	14.60%	13.84%
A   From February 1, 2017
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$380,025,415
Number of Holdings	268
Total Advisory Fee	$2,906,123
Portfolio Turnover	80%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.2
Financials	16.7
Consumer Discretionary	10.3
Materials	10.3
Energy	9.2
Health Care	8.8
Utilities	6.9
Real Estate	5.3
Consumer Staples	5.2
Information Technology	4.3
Communication Services	2.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
PG&E Corp	1.2
Vistra Corp	1.2
Ventas Inc	1.0
Global Payments Inc	1.0
Molina Healthcare Inc	0.9
Smurfit WestRock PLC	0.9
Lithia Motors Inc Class A	0.9
Lumentum Holdings Inc	0.8
International Paper Co	0.8
Lamb Weston Holdings Inc	0.8
9.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913929.100    2890-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® High Income Advantage Fund Fidelity Advisor® High Income Advantage Fund Class C : FAHEX

This annual shareholder report contains information about Fidelity Advisor® High Income Advantage Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 187	1.72%
What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the expectation the Federal Reserve would pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 16.67% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for the fiscal year.
•By industry, security selection was the primary contributor, led by technology & electronics. Our picks in energy and financial services also boosted the fund's relative result.
•A non-benchmark stake in Nvidia gained 224% and was the top individual relative contributor. The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Vistra (+69%), also a sizable position. Another notable relative contributor was a non-benchmark stake in Meta Platforms (+89%).
•In contrast, the biggest detractor from performance versus the benchmark was the fund's position in cash. Security selection in banking hurt this period, as did our choices and an underweight in health care. Also hurting our result was security selection in consumer goods.
•The fund's non-benchmark stake in UiPath returned about -51% and was the biggest individual relative detractor. The second-largest relative detractor this period was avoiding CommScope, a benchmark component that gained 74%. Another notable relative detractor was a non-benchmark stake in JPMorgan Chase (+9%).
•Notable changes in positioning include decreased exposure to the banking industry and a higher allocation to technology & electronics.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	16.04%	5.84%	5.33%
Class C	17.04%	5.84%	5.33%
ICE® BofA® US High Yield Constrained Index	16.49%	4.37%	4.77%
Bloomberg U.S. Universal Bond Index	11.20%	0.18%	1.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$2,310,946,691
Number of Holdings	717
Total Advisory Fee	$13,652,978
Portfolio Turnover	29%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.6
Fidelity Private Credit Company LLC	2.2
Energy Transfer LP	2.1
NVIDIA Corp	1.4
Tenet Healthcare Corp	1.4
LBM Acquisition LLC	1.2
Altice France SA	1.1
eG Global Finance PLC	1.1
Carnival Corp	1.1
Meta Platforms Inc Class A	1.1
15.3
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913816.100    521-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® High Income Advantage Fund Fidelity Advisor® High Income Advantage Fund Class A : FAHDX

This annual shareholder report contains information about Fidelity Advisor® High Income Advantage Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 105	0.97%
What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the expectation the Federal Reserve would pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 16.67% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for the fiscal year.
•By industry, security selection was the primary contributor, led by technology & electronics. Our picks in energy and financial services also boosted the fund's relative result.
•A non-benchmark stake in Nvidia gained 224% and was the top individual relative contributor. The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Vistra (+69%), also a sizable position. Another notable relative contributor was a non-benchmark stake in Meta Platforms (+89%).
•In contrast, the biggest detractor from performance versus the benchmark was the fund's position in cash. Security selection in banking hurt this period, as did our choices and an underweight in health care. Also hurting our result was security selection in consumer goods.
•The fund's non-benchmark stake in UiPath returned about -51% and was the biggest individual relative detractor. The second-largest relative detractor this period was avoiding CommScope, a benchmark component that gained 74%. Another notable relative detractor was a non-benchmark stake in JPMorgan Chase (+9%).
•Notable changes in positioning include decreased exposure to the banking industry and a higher allocation to technology & electronics.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	13.07%	5.78%	5.54%
Class A (without 4.00% sales charge)	17.78%	6.64%	5.97%
ICE® BofA® US High Yield Constrained Index	16.49%	4.37%	4.77%
Bloomberg U.S. Universal Bond Index	11.20%	0.18%	1.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$2,310,946,691
Number of Holdings	717
Total Advisory Fee	$13,652,978
Portfolio Turnover	29%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.6
Fidelity Private Credit Company LLC	2.2
Energy Transfer LP	2.1
NVIDIA Corp	1.4
Tenet Healthcare Corp	1.4
LBM Acquisition LLC	1.2
Altice France SA	1.1
eG Global Finance PLC	1.1
Carnival Corp	1.1
Meta Platforms Inc Class A	1.1
15.3
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913814.100    258-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Floating Rate High Income Fund Fidelity® Floating Rate High Income Fund : FFRHX

This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Floating Rate High Income Fund	$ 70	0.66%
What affected the Fund's performance this period?

•Given resilient corporate profits, a realization that the U.S. economy was performing better than forecast, and increasing conviction that the U.S. Federal Reserve may take a more measured approach to interest rate cuts amid a strong economy, leveraged loans posted a solid gain for the 12 months ending October 31, 2024.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans increased 10.71% and detracted from performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in health care. Also hurting our result were our choices in food products and all telecom.
•Not owning Air Medical, a benchmark component that gained 60%, was the biggest individual relative detractor. A second notable relative detractor was an overweight in Del Monte (-20%). An overweight in Securus Technologies (-18%, Aventiv Technologies) also detracted.
•In contrast, the primary contributor to performance versus the benchmark was security selection in electronics/electrical. Security selection in insurance also boosted the fund's relative performance, as did an underweight in surface transport.
•The top individual relative contributor was an overweight in Asurion (+19%), the fund's largest holding at period end. Not owning Magenta Buyer, a benchmark component that returned about -37%, was a second notable relative contributor. Another relative contributor this period was avoiding Dell Software, a benchmark component that returned -30%.
•Notable changes in positioning include higher allocations to the financial intermediaries and chemicals & plastics industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Floating Rate High Income Fund	10.16%	5.61%	4.54%
Morningstar® LSTA® US Performing Loans	10.86%	6.29%	5.20%
Bloomberg U.S. Universal Bond Index	11.20%	0.18%	1.82%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$14,682,141,753
Number of Holdings	623
Total Advisory Fee	$84,188,738
Portfolio Turnover	41%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.2
Great Outdoors Group LLC	2.2
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.2
Caesars Entertainment Inc	1.2
Polaris Newco LLC	1.0
MH Sub I LLC	1.0
TransDigm Inc	1.0
Medline Borrower LP	0.9
UKG Inc	0.9
12.8
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913809.100    814-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class I : FFRIX

This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 72	0.68%
What affected the Fund's performance this period?

•Given resilient corporate profits, a realization that the U.S. economy was performing better than forecast, and increasing conviction that the U.S. Federal Reserve may take a more measured approach to interest rate cuts amid a strong economy, leveraged loans posted a solid gain for the 12 months ending October 31, 2024.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans increased 10.71% and detracted from performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in health care. Also hurting our result were our choices in food products and all telecom.
•Not owning Air Medical, a benchmark component that gained 60%, was the biggest individual relative detractor. A second notable relative detractor was an overweight in Del Monte (-20%). An overweight in Securus Technologies (-18%, Aventiv Technologies) also detracted.
•In contrast, the primary contributor to performance versus the benchmark was security selection in electronics/electrical. Security selection in insurance also boosted the fund's relative performance, as did an underweight in surface transport.
•The top individual relative contributor was an overweight in Asurion (+19%), the fund's largest holding at period end. Not owning Magenta Buyer, a benchmark component that returned about -37%, was a second notable relative contributor. Another relative contributor this period was avoiding Dell Software, a benchmark component that returned -30%.
•Notable changes in positioning include higher allocations to the financial intermediaries and chemicals & plastics industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	10.13%	5.57%	4.50%
Morningstar® LSTA® US Performing Loans	10.86%	6.29%	5.20%
Bloomberg U.S. Universal Bond Index	11.20%	0.18%	1.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$14,682,141,753
Number of Holdings	623
Total Advisory Fee	$84,188,738
Portfolio Turnover	41%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.2
Great Outdoors Group LLC	2.2
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.2
Caesars Entertainment Inc	1.2
Polaris Newco LLC	1.0
MH Sub I LLC	1.0
TransDigm Inc	1.0
Medline Borrower LP	0.9
UKG Inc	0.9
12.8
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913807.100    279-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class I : FVIFX

This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 104	0.90%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, particularly within the consumer durables & apparel industry of the consumer discretionary sector. Stock picking in financials, primarily within the financial services industry, also hampered the fund's result, as did picks and an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in Constellium (-29%), a stock that was among our largest holdings this period. A second notable relative detractor was an overweight in Antero Resources (-13%), which was also one of the fund's largest holdings, though we reduced the position by period end. An overweight in Concentrix (-43%) also hurt.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in real estate. Picks in utilities and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Constellation Energy (+130%). The stock was the fund's largest holding this period, but we decreased the position by period end. A non-benchmark stake in Compass gained approximately 221% and was a second notable relative contributor. Another relative contributor was our non-benchmark stake in Targa Resources (+103%).
•Notable changes in positioning include increased exposure to the consumer staples and health care sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	31.04%	13.90%	9.44%
Russell Midcap® Value Index	34.03%	9.93%	8.43%
Russell 3000® Index	37.86%	14.60%	12.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$380,025,415
Number of Holdings	268
Total Advisory Fee	$2,906,123
Portfolio Turnover	80%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.2
Financials	16.7
Consumer Discretionary	10.3
Materials	10.3
Energy	9.2
Health Care	8.8
Utilities	6.9
Real Estate	5.3
Consumer Staples	5.2
Information Technology	4.3
Communication Services	2.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
PG&E Corp	1.2
Vistra Corp	1.2
Ventas Inc	1.0
Global Payments Inc	1.0
Molina Healthcare Inc	0.9
Smurfit WestRock PLC	0.9
Lithia Motors Inc Class A	0.9
Lumentum Holdings Inc	0.8
International Paper Co	0.8
Lamb Weston Holdings Inc	0.8
9.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913928.100    1320-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® High Income Advantage Fund Fidelity Advisor® High Income Advantage Fund Class M : FAHYX

This annual shareholder report contains information about Fidelity Advisor® High Income Advantage Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 104	0.96%
What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the expectation the Federal Reserve would pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 16.67% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for the fiscal year.
•By industry, security selection was the primary contributor, led by technology & electronics. Our picks in energy and financial services also boosted the fund's relative result.
•A non-benchmark stake in Nvidia gained 224% and was the top individual relative contributor. The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Vistra (+69%), also a sizable position. Another notable relative contributor was a non-benchmark stake in Meta Platforms (+89%).
•In contrast, the biggest detractor from performance versus the benchmark was the fund's position in cash. Security selection in banking hurt this period, as did our choices and an underweight in health care. Also hurting our result was security selection in consumer goods.
•The fund's non-benchmark stake in UiPath returned about -51% and was the biggest individual relative detractor. The second-largest relative detractor this period was avoiding CommScope, a benchmark component that gained 74%. Another notable relative detractor was a non-benchmark stake in JPMorgan Chase (+9%).
•Notable changes in positioning include decreased exposure to the banking industry and a higher allocation to technology & electronics.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	13.10%	5.79%	5.55%
Class M (without 4.00% sales charge)	17.82%	6.65%	5.98%
ICE® BofA® US High Yield Constrained Index	16.49%	4.37%	4.77%
Bloomberg U.S. Universal Bond Index	11.20%	0.18%	1.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$2,310,946,691
Number of Holdings	717
Total Advisory Fee	$13,652,978
Portfolio Turnover	29%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.6
Fidelity Private Credit Company LLC	2.2
Energy Transfer LP	2.1
NVIDIA Corp	1.4
Tenet Healthcare Corp	1.4
LBM Acquisition LLC	1.2
Altice France SA	1.1
eG Global Finance PLC	1.1
Carnival Corp	1.1
Meta Platforms Inc Class A	1.1
15.3
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913813.100    218-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class Z : FIQSX

This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 61	0.58%
What affected the Fund's performance this period?

•Given resilient corporate profits, a realization that the U.S. economy was performing better than forecast, and increasing conviction that the U.S. Federal Reserve may take a more measured approach to interest rate cuts amid a strong economy, leveraged loans posted a solid gain for the 12 months ending October 31, 2024.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans increased 10.71% and detracted from performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in health care. Also hurting our result were our choices in food products and all telecom.
•Not owning Air Medical, a benchmark component that gained 60%, was the biggest individual relative detractor. A second notable relative detractor was an overweight in Del Monte (-20%). An overweight in Securus Technologies (-18%, Aventiv Technologies) also detracted.
•In contrast, the primary contributor to performance versus the benchmark was security selection in electronics/electrical. Security selection in insurance also boosted the fund's relative performance, as did an underweight in surface transport.
•The top individual relative contributor was an overweight in Asurion (+19%), the fund's largest holding at period end. Not owning Magenta Buyer, a benchmark component that returned about -37%, was a second notable relative contributor. Another relative contributor this period was avoiding Dell Software, a benchmark component that returned -30%.
•Notable changes in positioning include higher allocations to the financial intermediaries and chemicals & plastics industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	10.24%	5.69%	5.12%
Morningstar® LSTA® US Performing Loans	10.86%	6.29%	5.56%
Bloomberg U.S. Universal Bond Index	11.20%	0.18%	1.79%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$14,682,141,753
Number of Holdings	623
Total Advisory Fee	$84,188,738
Portfolio Turnover	41%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.2
Great Outdoors Group LLC	2.2
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.2
Caesars Entertainment Inc	1.2
Polaris Newco LLC	1.0
MH Sub I LLC	1.0
TransDigm Inc	1.0
Medline Borrower LP	0.9
UKG Inc	0.9
12.8
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913808.100    3277-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class A : FAVFX

This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 133	1.15%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, particularly within the consumer durables & apparel industry of the consumer discretionary sector. Stock picking in financials, primarily within the financial services industry, also hampered the fund's result, as did picks and an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in Constellium (-29%), a stock that was among our largest holdings this period. A second notable relative detractor was an overweight in Antero Resources (-13%), which was also one of the fund's largest holdings, though we reduced the position by period end. An overweight in Concentrix (-43%) also hurt.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in real estate. Picks in utilities and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Constellation Energy (+130%). The stock was the fund's largest holding this period, but we decreased the position by period end. A non-benchmark stake in Compass gained approximately 221% and was a second notable relative contributor. Another relative contributor was our non-benchmark stake in Targa Resources (+103%).
•Notable changes in positioning include increased exposure to the consumer staples and health care sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	23.20%	12.26%	8.49%
Class A (without 5.75% sales charge)	30.72%	13.60%	9.13%
Russell Midcap® Value Index	34.03%	9.93%	8.43%
Russell 3000® Index	37.86%	14.60%	12.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$380,025,415
Number of Holdings	268
Total Advisory Fee	$2,906,123
Portfolio Turnover	80%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.2
Financials	16.7
Consumer Discretionary	10.3
Materials	10.3
Energy	9.2
Health Care	8.8
Utilities	6.9
Real Estate	5.3
Consumer Staples	5.2
Information Technology	4.3
Communication Services	2.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
PG&E Corp	1.2
Vistra Corp	1.2
Ventas Inc	1.0
Global Payments Inc	1.0
Molina Healthcare Inc	0.9
Smurfit WestRock PLC	0.9
Lithia Motors Inc Class A	0.9
Lumentum Holdings Inc	0.8
International Paper Co	0.8
Lamb Weston Holdings Inc	0.8
9.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913925.100    1316-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class C : FCVFX

This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 218	1.90%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, particularly within the consumer durables & apparel industry of the consumer discretionary sector. Stock picking in financials, primarily within the financial services industry, also hampered the fund's result, as did picks and an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in Constellium (-29%), a stock that was among our largest holdings this period. A second notable relative detractor was an overweight in Antero Resources (-13%), which was also one of the fund's largest holdings, though we reduced the position by period end. An overweight in Concentrix (-43%) also hurt.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in real estate. Picks in utilities and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Constellation Energy (+130%). The stock was the fund's largest holding this period, but we decreased the position by period end. A non-benchmark stake in Compass gained approximately 221% and was a second notable relative contributor. Another relative contributor was our non-benchmark stake in Targa Resources (+103%).
•Notable changes in positioning include increased exposure to the consumer staples and health care sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	28.70%	12.73%	8.44%
Class C	29.70%	12.73%	8.44%
Russell Midcap® Value Index	34.03%	9.93%	8.43%
Russell 3000® Index	37.86%	14.60%	12.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$380,025,415
Number of Holdings	268
Total Advisory Fee	$2,906,123
Portfolio Turnover	80%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.2
Financials	16.7
Consumer Discretionary	10.3
Materials	10.3
Energy	9.2
Health Care	8.8
Utilities	6.9
Real Estate	5.3
Consumer Staples	5.2
Information Technology	4.3
Communication Services	2.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
PG&E Corp	1.2
Vistra Corp	1.2
Ventas Inc	1.0
Global Payments Inc	1.0
Molina Healthcare Inc	0.9
Smurfit WestRock PLC	0.9
Lithia Motors Inc Class A	0.9
Lumentum Holdings Inc	0.8
International Paper Co	0.8
Lamb Weston Holdings Inc	0.8
9.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913926.100    1318-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class A : FFRAX

This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 99	0.94%
What affected the Fund's performance this period?

•Given resilient corporate profits, a realization that the U.S. economy was performing better than forecast, and increasing conviction that the U.S. Federal Reserve may take a more measured approach to interest rate cuts amid a strong economy, leveraged loans posted a solid gain for the 12 months ending October 31, 2024.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans increased 10.71% and detracted from performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in health care. Also hurting our result were our choices in food products and all telecom.
•Not owning Air Medical, a benchmark component that gained 60%, was the biggest individual relative detractor. A second notable relative detractor was an overweight in Del Monte (-20%). An overweight in Securus Technologies (-18%, Aventiv Technologies) also detracted.
•In contrast, the primary contributor to performance versus the benchmark was security selection in electronics/electrical. Security selection in insurance also boosted the fund's relative performance, as did an underweight in surface transport.
•The top individual relative contributor was an overweight in Asurion (+19%), the fund's largest holding at period end. Not owning Magenta Buyer, a benchmark component that returned about -37%, was a second notable relative contributor. Another relative contributor this period was avoiding Dell Software, a benchmark component that returned -30%.
•Notable changes in positioning include higher allocations to the financial intermediaries and chemicals & plastics industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 2.75% sales charge)	6.82%	4.72%	3.95%
Class A (without 2.75% sales charge)	9.85%	5.30%	4.24%
Morningstar® LSTA® US Performing Loans	10.86%	6.29%	5.20%
Bloomberg U.S. Universal Bond Index	11.20%	0.18%	1.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$14,682,141,753
Number of Holdings	623
Total Advisory Fee	$84,188,738
Portfolio Turnover	41%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.2
Great Outdoors Group LLC	2.2
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.2
Caesars Entertainment Inc	1.2
Polaris Newco LLC	1.0
MH Sub I LLC	1.0
TransDigm Inc	1.0
Medline Borrower LP	0.9
UKG Inc	0.9
12.8
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913810.100    861-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® High Income Advantage Fund Fidelity Advisor® High Income Advantage Fund Class I : FAHCX

This annual shareholder report contains information about Fidelity Advisor® High Income Advantage Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 80	0.73%
What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the expectation the Federal Reserve would pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 16.67% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for the fiscal year.
•By industry, security selection was the primary contributor, led by technology & electronics. Our picks in energy and financial services also boosted the fund's relative result.
•A non-benchmark stake in Nvidia gained 224% and was the top individual relative contributor. The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Vistra (+69%), also a sizable position. Another notable relative contributor was a non-benchmark stake in Meta Platforms (+89%).
•In contrast, the biggest detractor from performance versus the benchmark was the fund's position in cash. Security selection in banking hurt this period, as did our choices and an underweight in health care. Also hurting our result was security selection in consumer goods.
•The fund's non-benchmark stake in UiPath returned about -51% and was the biggest individual relative detractor. The second-largest relative detractor this period was avoiding CommScope, a benchmark component that gained 74%. Another notable relative detractor was a non-benchmark stake in JPMorgan Chase (+9%).
•Notable changes in positioning include decreased exposure to the banking industry and a higher allocation to technology & electronics.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	18.18%	6.91%	6.24%
ICE® BofA® US High Yield Constrained Index	16.49%	4.37%	4.77%
Bloomberg U.S. Universal Bond Index	11.20%	0.18%	1.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$2,310,946,691
Number of Holdings	717
Total Advisory Fee	$13,652,978
Portfolio Turnover	29%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.6
Fidelity Private Credit Company LLC	2.2
Energy Transfer LP	2.1
NVIDIA Corp	1.4
Tenet Healthcare Corp	1.4
LBM Acquisition LLC	1.2
Altice France SA	1.1
eG Global Finance PLC	1.1
Carnival Corp	1.1
Meta Platforms Inc Class A	1.1
15.3
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913817.100    644-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class M : FFRTX

This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 97	0.93%
What affected the Fund's performance this period?

•Given resilient corporate profits, a realization that the U.S. economy was performing better than forecast, and increasing conviction that the U.S. Federal Reserve may take a more measured approach to interest rate cuts amid a strong economy, leveraged loans posted a solid gain for the 12 months ending October 31, 2024.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans increased 10.71% and detracted from performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in health care. Also hurting our result were our choices in food products and all telecom.
•Not owning Air Medical, a benchmark component that gained 60%, was the biggest individual relative detractor. A second notable relative detractor was an overweight in Del Monte (-20%). An overweight in Securus Technologies (-18%, Aventiv Technologies) also detracted.
•In contrast, the primary contributor to performance versus the benchmark was security selection in electronics/electrical. Security selection in insurance also boosted the fund's relative performance, as did an underweight in surface transport.
•The top individual relative contributor was an overweight in Asurion (+19%), the fund's largest holding at period end. Not owning Magenta Buyer, a benchmark component that returned about -37%, was a second notable relative contributor. Another relative contributor this period was avoiding Dell Software, a benchmark component that returned -30%.
•Notable changes in positioning include higher allocations to the financial intermediaries and chemicals & plastics industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 2.75% sales charge)	6.84%	4.72%	3.93%
Class M (without 2.75% sales charge)	9.86%	5.30%	4.22%
Morningstar® LSTA® US Performing Loans	10.86%	6.29%	5.20%
Bloomberg U.S. Universal Bond Index	11.20%	0.18%	1.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$14,682,141,753
Number of Holdings	623
Total Advisory Fee	$84,188,738
Portfolio Turnover	41%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.2
Great Outdoors Group LLC	2.2
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.2
Caesars Entertainment Inc	1.2
Polaris Newco LLC	1.0
MH Sub I LLC	1.0
TransDigm Inc	1.0
Medline Borrower LP	0.9
UKG Inc	0.9
12.8
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913812.100    872-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class C : FFRCX

This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 177	1.69%
What affected the Fund's performance this period?

•Given resilient corporate profits, a realization that the U.S. economy was performing better than forecast, and increasing conviction that the U.S. Federal Reserve may take a more measured approach to interest rate cuts amid a strong economy, leveraged loans posted a solid gain for the 12 months ending October 31, 2024.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans increased 10.71% and detracted from performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in health care. Also hurting our result were our choices in food products and all telecom.
•Not owning Air Medical, a benchmark component that gained 60%, was the biggest individual relative detractor. A second notable relative detractor was an overweight in Del Monte (-20%). An overweight in Securus Technologies (-18%, Aventiv Technologies) also detracted.
•In contrast, the primary contributor to performance versus the benchmark was security selection in electronics/electrical. Security selection in insurance also boosted the fund's relative performance, as did an underweight in surface transport.
•The top individual relative contributor was an overweight in Asurion (+19%), the fund's largest holding at period end. Not owning Magenta Buyer, a benchmark component that returned about -37%, was a second notable relative contributor. Another relative contributor this period was avoiding Dell Software, a benchmark component that returned -30%.
•Notable changes in positioning include higher allocations to the financial intermediaries and chemicals & plastics industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	8.03%	4.51%	3.61%
Class C	9.03%	4.51%	3.61%
Morningstar® LSTA® US Performing Loans	10.86%	6.29%	5.20%
Bloomberg U.S. Universal Bond Index	11.20%	0.18%	1.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$14,682,141,753
Number of Holdings	623
Total Advisory Fee	$84,188,738
Portfolio Turnover	41%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.2
Great Outdoors Group LLC	2.2
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.2
Caesars Entertainment Inc	1.2
Polaris Newco LLC	1.0
MH Sub I LLC	1.0
TransDigm Inc	1.0
Medline Borrower LP	0.9
UKG Inc	0.9
12.8
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913811.100    871-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class M : FTVFX

This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 161	1.40%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, particularly within the consumer durables & apparel industry of the consumer discretionary sector. Stock picking in financials, primarily within the financial services industry, also hampered the fund's result, as did picks and an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in Constellium (-29%), a stock that was among our largest holdings this period. A second notable relative detractor was an overweight in Antero Resources (-13%), which was also one of the fund's largest holdings, though we reduced the position by period end. An overweight in Concentrix (-43%) also hurt.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in real estate. Picks in utilities and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Constellation Energy (+130%). The stock was the fund's largest holding this period, but we decreased the position by period end. A non-benchmark stake in Compass gained approximately 221% and was a second notable relative contributor. Another relative contributor was our non-benchmark stake in Targa Resources (+103%).
•Notable changes in positioning include increased exposure to the consumer staples and health care sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	25.80%	12.50%	8.45%
Class M (without 3.50% sales charge)	30.36%	13.30%	8.84%
Russell Midcap® Value Index	34.03%	9.93%	8.43%
Russell 3000® Index	37.86%	14.60%	12.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$380,025,415
Number of Holdings	268
Total Advisory Fee	$2,906,123
Portfolio Turnover	80%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.2
Financials	16.7
Consumer Discretionary	10.3
Materials	10.3
Energy	9.2
Health Care	8.8
Utilities	6.9
Real Estate	5.3
Consumer Staples	5.2
Information Technology	4.3
Communication Services	2.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
PG&E Corp	1.2
Vistra Corp	1.2
Ventas Inc	1.0
Global Payments Inc	1.0
Molina Healthcare Inc	0.9
Smurfit WestRock PLC	0.9
Lithia Motors Inc Class A	0.9
Lumentum Holdings Inc	0.8
International Paper Co	0.8
Lamb Weston Holdings Inc	0.8
9.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913927.100    1319-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® High Income Advantage Fund Fidelity Advisor® High Income Advantage Fund Class Z : FIQTX

This annual shareholder report contains information about Fidelity Advisor® High Income Advantage Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 69	0.63%
What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the expectation the Federal Reserve would pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 16.67% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for the fiscal year.
•By industry, security selection was the primary contributor, led by technology & electronics. Our picks in energy and financial services also boosted the fund's relative result.
•A non-benchmark stake in Nvidia gained 224% and was the top individual relative contributor. The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Vistra (+69%), also a sizable position. Another notable relative contributor was a non-benchmark stake in Meta Platforms (+89%).
•In contrast, the biggest detractor from performance versus the benchmark was the fund's position in cash. Security selection in banking hurt this period, as did our choices and an underweight in health care. Also hurting our result was security selection in consumer goods.
•The fund's non-benchmark stake in UiPath returned about -51% and was the biggest individual relative detractor. The second-largest relative detractor this period was avoiding CommScope, a benchmark component that gained 74%. Another notable relative detractor was a non-benchmark stake in JPMorgan Chase (+9%).
•Notable changes in positioning include decreased exposure to the banking industry and a higher allocation to technology & electronics.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	18.20%	6.99%	6.35%
ICE® BofA® US High Yield Constrained Index	16.49%	4.37%	4.62%
Bloomberg U.S. Universal Bond Index	11.20%	0.18%	1.79%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$2,310,946,691
Number of Holdings	717
Total Advisory Fee	$13,652,978
Portfolio Turnover	29%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.6
Fidelity Private Credit Company LLC	2.2
Energy Transfer LP	2.1
NVIDIA Corp	1.4
Tenet Healthcare Corp	1.4
LBM Acquisition LLC	1.2
Altice France SA	1.1
eG Global Finance PLC	1.1
Carnival Corp	1.1
Meta Platforms Inc Class A	1.1
15.3
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913815.100    3278-TSRA-1224

Item 2.

Code of Ethics

As of the end of the period, October 31, 2024, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor High Income Advantage Fund and Fidelity Advisor Value Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Floating Rate High Income Fund	$78,000	$-	$9,700	$1,700
Fidelity Advisor High Income Advantage Fund	$65,800	$-	$9,700	$1,500
Fidelity Advisor Value Fund	$42,500	$-	$11,200	$1,000

October 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Floating Rate High Income Fund	$78,200	$-	$9,700	$1,900
Fidelity Advisor High Income Advantage Fund	$66,100	$-	$9,700	$1,600
Fidelity Advisor Value Fund	$42,700	$-	$11,400	$1,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2024A	October 31, 2023A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2024A	October 31, 2023A
Deloitte Entities	$3,383,800	$5,842,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Value Fund

Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Value Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	40,260	1,475,818
Liberty Latin America Ltd. Class C (b)	51,900	502,392
		1,978,210
Entertainment - 0.1%
Ubisoft Entertainment SA (b)	34,320	517,188
Interactive Media & Services - 0.6%
Zoominfo Technologies, Inc. (b)	190,573	2,105,832
Media - 1.6%
Grupo Televisa SA de CV (CPO) sponsored ADR	403,909	1,009,773
Nexstar Media Group, Inc.	9,906	1,742,664
Thryv Holdings, Inc. (b)	111,351	1,601,227
WPP PLC	145,711	1,531,557
		5,885,221
TOTAL COMMUNICATION SERVICES		10,486,451
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.9%
Aptiv PLC (b)	37,581	2,135,728
Autoliv, Inc.	14,290	1,327,255
		3,462,983
Automobiles - 0.4%
Harley-Davidson, Inc.	53,792	1,718,654
Broadline Retail - 0.3%
Kohl's Corp.	53,801	994,242
Distributors - 0.4%
LKQ Corp.	45,178	1,662,099
Hotels, Restaurants & Leisure - 0.5%
Hilton Grand Vacations, Inc. (b)(c)	55,185	2,035,223
Household Durables - 1.2%
Mohawk Industries, Inc. (b)	15,187	2,039,158
Newell Brands, Inc.	97,400	857,120
Tempur Sealy International, Inc.	38,938	1,865,520
		4,761,798
Leisure Products - 1.0%
BRP, Inc. Subordinate Voting Shares (c)	30,106	1,484,380
Brunswick Corp.	14,130	1,126,726
Topgolf Callaway Brands Corp. (b)(c)	104,391	1,013,637
		3,624,743
Specialty Retail - 3.0%
Academy Sports & Outdoors, Inc.	17,189	874,233
Advance Auto Parts, Inc. (c)	3,070	109,568
Camping World Holdings, Inc. Class A	62,502	1,253,790
Gap, Inc.	63,077	1,310,109
Lithia Motors, Inc. Class A (sub. vtg.)	9,087	3,020,246
Sally Beauty Holdings, Inc. (b)	76,714	997,282
Signet Jewelers Ltd. (c)	18,213	1,669,768
Upbound Group, Inc.	68,195	1,994,022
		11,229,018
Textiles, Apparel & Luxury Goods - 2.7%
Capri Holdings Ltd. (b)	46,647	920,812
Dr. Martens Ltd. (c)	694,620	489,936
Gildan Activewear, Inc.	62,662	3,066,606
PVH Corp.	26,440	2,603,282
Samsonite International SA (a)	699,690	1,644,206
Tapestry, Inc.	30,020	1,424,449
		10,149,291
TOTAL CONSUMER DISCRETIONARY		39,638,051
CONSUMER STAPLES - 5.2%
Beverages - 0.6%
Keurig Dr. Pepper, Inc.	34,430	1,134,469
Primo Water Corp.	37,360	979,953
		2,114,422
Consumer Staples Distribution & Retail - 1.3%
Albertsons Companies, Inc.	76,900	1,391,890
Dollar Tree, Inc. (b)	32,491	2,100,218
U.S. Foods Holding Corp. (b)	23,934	1,475,531
		4,967,639
Food Products - 2.3%
Bunge Global SA	26,002	2,184,688
Darling Ingredients, Inc. (b)	57,922	2,265,329
Lamb Weston Holdings, Inc.	40,611	3,155,069
The J.M. Smucker Co.	9,596	1,089,242
		8,694,328
Personal Care Products - 0.6%
Kenvue, Inc.	104,973	2,407,031
Tobacco - 0.4%
Philip Morris International, Inc.	11,553	1,533,083
TOTAL CONSUMER STAPLES		19,716,503
ENERGY - 9.1%
Energy Equipment & Services - 2.3%
Expro Group Holdings NV (b)	99,158	1,264,265
Kodiak Gas Services, Inc.	41,640	1,327,483
Liberty Energy, Inc. Class A	29,581	504,948
Tenaris SA	68,580	1,129,888
TGS ASA	74,770	679,035
Tidewater, Inc. (b)	13,448	807,821
Valaris Ltd. (b)	22,382	1,132,529
Vallourec SA (b)	86,058	1,408,824
Weatherford International PLC	3,555	280,845
		8,535,638
Oil, Gas & Consumable Fuels - 6.8%
Antero Resources Corp. (b)	89,780	2,323,506
Canadian Natural Resources Ltd.	54,576	1,855,980
Cenovus Energy, Inc. (Canada)	120,205	1,932,984
Cheniere Energy, Inc.	14,580	2,790,320
Delek U.S. Holdings, Inc.	56,269	881,735
Diamondback Energy, Inc.	5,695	1,006,705
Energy Transfer LP	85,408	1,407,524
Galp Energia SGPS SA	94,400	1,609,052
Imperial Oil Ltd.	28,320	2,113,296
Imperial Oil Ltd. (U.S.)	5,300	394,744
Kosmos Energy Ltd. (b)(c)	152,130	572,009
MEG Energy Corp.	34,100	623,295
Phillips 66 Co.	14,022	1,708,160
Range Resources Corp.	21,895	657,507
Secure Energy Services, Inc.	209,260	2,331,039
South Bow Corp.	37,450	935,208
Targa Resources Corp.	16,849	2,813,109
		25,956,173
TOTAL ENERGY		34,491,811
FINANCIALS - 16.7%
Banks - 2.8%
Barclays PLC	299,283	917,453
East West Bancorp, Inc.	27,088	2,640,809
First Citizens Bancshares, Inc.	1,447	2,803,345
First Citizens Bancshares, Inc. Class B	210	358,262
KeyCorp	118,920	2,051,370
Popular, Inc.	21,840	1,948,783
		10,720,022
Capital Markets - 3.7%
Ameriprise Financial, Inc.	4,115	2,099,885
BGC Group, Inc. Class A	247,990	2,323,666
Carlyle Group LP	51,782	2,590,653
LPL Financial	8,256	2,329,678
Onex Corp. (sub. vtg.)	10,240	737,065
Petershill Partners PLC (a)	213,894	598,498
Raymond James Financial, Inc.	13,153	1,949,538
UBS Group AG	43,110	1,324,925
		13,953,908
Consumer Finance - 1.8%
Ally Financial, Inc.	35,926	1,259,206
Navient Corp.	53,270	758,032
OneMain Holdings, Inc.	42,327	2,102,382
PROG Holdings, Inc.	31,182	1,361,718
SLM Corp.	56,031	1,234,363
		6,715,701
Financial Services - 4.1%
Apollo Global Management, Inc.	13,933	1,996,042
ECN Capital Corp.	412,188	654,243
Essent Group Ltd.	29,159	1,749,832
Global Payments, Inc.	33,771	3,502,390
NCR Atleos Corp.	63,245	1,655,754
PennyMac Financial Services, Inc.	16,480	1,642,726
Voya Financial, Inc.	23,880	1,917,564
WEX, Inc. (b)	14,775	2,550,165
		15,668,716
Insurance - 4.3%
AMBAC Financial Group, Inc. (b)	60,958	689,435
American Financial Group, Inc.	15,158	1,954,321
Assurant, Inc.	10,840	2,078,028
Hartford Financial Services Group, Inc.	19,677	2,173,128
Primerica, Inc.	5,420	1,500,310
Prudential PLC	102,477	853,106
Reinsurance Group of America, Inc.	12,934	2,730,109
Stewart Information Services Corp.	17,580	1,209,504
The Travelers Companies, Inc.	9,829	2,417,344
Unum Group	12,057	773,818
		16,379,103
TOTAL FINANCIALS		63,437,450
HEALTH CARE - 8.9%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (b)	316	84,242
BioMarin Pharmaceutical, Inc. (b)	819	53,964
BioNTech SE ADR (b)	3,770	426,387
Exact Sciences Corp. (b)	5,551	382,630
Galapagos NV (b)	31,298	835,547
Legend Biotech Corp. ADR (b)	1,020	45,920
Moderna, Inc. (b)	7,880	428,357
		2,257,047
Health Care Equipment & Supplies - 1.7%
Align Technology, Inc. (b)	1,286	263,669
Baxter International, Inc.	7,429	265,215
GE Healthcare Technologies, Inc.	6,988	610,402
Globus Medical, Inc. Class A (b)	968	71,187
Hologic, Inc. (b)	3,126	252,800
Lantheus Holdings, Inc. (b)	1,007	110,609
Masimo Corp. (b)	1,802	259,506
QuidelOrtho Corp. (b)	38,437	1,462,528
Solventum Corp.	1,852	134,418
STERIS PLC	2,175	482,524
Teleflex, Inc.	1,190	239,261
The Cooper Companies, Inc. (b)	4,759	498,172
Zimmer Biomet Holdings, Inc.	16,706	1,786,206
		6,436,497
Health Care Providers & Services - 3.7%
Acadia Healthcare Co., Inc. (b)	33,330	1,422,858
AdaptHealth Corp. (b)	164,547	1,693,189
BrightSpring Health Services, Inc. (b)	66,370	993,559
Cencora, Inc.	2,285	521,163
Centene Corp. (b)	4,486	279,298
Chemed Corp.	745	402,479
CVS Health Corp.	48,345	2,729,559
Encompass Health Corp.	3,789	376,854
Henry Schein, Inc. (b)	19,037	1,336,969
Humana, Inc.	1,671	430,834
Labcorp Holdings, Inc.	587	133,994
Molina Healthcare, Inc. (b)	10,689	3,433,521
Privia Health Group, Inc. (b)	2,019	37,069
Tenet Healthcare Corp. (b)	1,698	263,224
		14,054,570
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	5,795	755,146
Avantor, Inc. (b)(c)	16,703	373,646
Bio-Rad Laboratories, Inc. Class A (b)	165	59,101
Bruker Corp.	526	29,777
Charles River Laboratories International, Inc. (b)	257	45,895
Fortrea Holdings, Inc. (b)	97,300	1,636,586
Illumina, Inc. (b)	972	140,104
IQVIA Holdings, Inc. (b)	3,389	697,524
Mettler-Toledo International, Inc. (b)	118	152,427
West Pharmaceutical Services, Inc.	909	279,908
		4,170,114
Pharmaceuticals - 1.8%
Elanco Animal Health, Inc. (b)	7,286	92,095
Jazz Pharmaceuticals PLC (b)	10,487	1,153,885
Perrigo Co. PLC	83,097	2,129,776
Royalty Pharma PLC Class A	6,581	177,687
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	69,540	1,282,318
Viatris, Inc.	167,153	1,938,975
		6,774,736
TOTAL HEALTH CARE		33,692,964
INDUSTRIALS - 19.1%
Air Freight & Logistics - 0.6%
Deutsche Post AG ADR	15,191	610,215
FedEx Corp.	6,630	1,815,626
		2,425,841
Building Products - 1.8%
AZZ, Inc.	11,332	863,272
Builders FirstSource, Inc. (b)	16,196	2,775,994
Tecnoglass, Inc.	20,984	1,438,034
UFP Industries, Inc.	12,918	1,580,388
		6,657,688
Commercial Services & Supplies - 2.2%
Driven Brands Holdings, Inc. (b)	119,460	1,773,981
HNI Corp.	30,278	1,492,100
Millerknoll, Inc.	30,830	689,359
The Brink's Co.	18,044	1,854,743
The GEO Group, Inc. (b)	70,020	1,062,904
Vestis Corp.	123,782	1,673,533
		8,546,620
Construction & Engineering - 0.7%
Centuri Holdings, Inc. (c)	77,350	1,451,860
Fluor Corp. (b)	23,539	1,230,619
		2,682,479
Electrical Equipment - 2.2%
Acuity Brands, Inc.	4,508	1,355,511
GrafTech International Ltd. (b)	178,065	302,711
Regal Rexnord Corp.	17,479	2,910,953
Sensata Technologies PLC	50,608	1,737,879
Siemens Energy AG (b)	47,346	1,932,818
		8,239,872
Ground Transportation - 1.8%
Ryder System, Inc.	14,973	2,190,250
TFI International, Inc. (Canada)	10,229	1,368,887
U-Haul Holding Co. Class N	26,297	1,795,033
XPO, Inc. (b)	12,114	1,581,240
		6,935,410
Machinery - 4.9%
Allison Transmission Holdings, Inc.	24,216	2,587,722
Atmus Filtration Technologies, Inc.	44,710	1,741,007
ATS Corp. (b)	29,750	891,635
Chart Industries, Inc. (b)(c)	10,465	1,263,335
CNH Industrial NV Class A	156,553	1,758,090
Gates Industrial Corp. PLC (b)	121,940	2,359,539
NFI Group, Inc. (b)	96,190	1,094,992
Oshkosh Corp.	19,135	1,956,362
PACCAR, Inc.	11,291	1,177,425
Terex Corp.	34,068	1,761,656
Timken Co.	25,266	2,097,078
		18,688,841
Professional Services - 2.5%
Clarivate PLC (b)(c)	164,487	1,085,614
Concentrix Corp. (c)	31,151	1,324,229
Dun & Bradstreet Holdings, Inc.	108,686	1,292,277
First Advantage Corp. (b)(c)	77,184	1,398,574
Genpact Ltd.	32,580	1,243,579
ManpowerGroup, Inc.	16,559	1,040,733
WNS Holdings Ltd.	42,250	2,027,578
		9,412,584
Trading Companies & Distributors - 2.4%
Beacon Roofing Supply, Inc. (b)	10,524	968,945
GMS, Inc. (b)	18,359	1,650,291
Herc Holdings, Inc. (c)	11,758	2,459,068
McGrath RentCorp.	10,870	1,235,919
WESCO International, Inc.	14,474	2,778,574
		9,092,797
TOTAL INDUSTRIALS		72,682,132
INFORMATION TECHNOLOGY - 4.3%
Communications Equipment - 0.8%
Lumentum Holdings, Inc. (b)	49,932	3,189,157
Electronic Equipment, Instruments & Components - 2.0%
Arrow Electronics, Inc. (b)	12,350	1,465,575
Crane NXT Co.	18,598	1,009,313
Flex Ltd. (b)	35,267	1,222,707
Jabil, Inc.	23,842	2,934,712
Vontier Corp.	28,600	1,060,488
		7,692,795
Semiconductors & Semiconductor Equipment - 1.0%
First Solar, Inc. (b)	5,840	1,135,763
ON Semiconductor Corp. (b)	35,360	2,492,526
		3,628,289
Software - 0.5%
NCR Voyix Corp. (b)	140,275	1,796,923
TOTAL INFORMATION TECHNOLOGY		16,307,164
MATERIALS - 10.3%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	1,100	341,583
Celanese Corp.	5,306	668,397
Corteva, Inc.	27,445	1,671,949
Lanxess AG	39,262	1,135,158
Methanex Corp.	41,767	1,636,013
Minerals Technologies, Inc.	10,840	816,144
Olin Corp.	38,446	1,577,439
Syensqo SA	20,070	1,550,666
The Chemours Co. LLC	96,354	1,749,789
Tronox Holdings PLC	62,809	761,245
Westlake Corp.	13,840	1,826,050
		13,734,433
Construction Materials - 0.4%
GCC S.A.B. de CV	53,708	439,230
Martin Marietta Materials, Inc.	1,687	999,278
Titan Cement International Trading SA	4,030	143,783
		1,582,291
Containers & Packaging - 2.7%
Berry Global Group, Inc.	32,347	2,278,846
International Paper Co.	57,263	3,180,387
O-I Glass, Inc. (b)	125,691	1,396,427
Smurfit Westrock PLC	65,965	3,397,198
		10,252,858
Metals & Mining - 2.8%
Algoma Steel Group, Inc.	78,380	811,233
Arch Resources, Inc. Class A,	14,880	2,183,789
Compass Minerals International, Inc. (c)	28,826	354,848
Constellium NV (b)	161,529	1,792,972
First Quantum Minerals Ltd. (b)	178,892	2,311,392
Gerdau SA	43,900	135,628
Radius Recycling, Inc. Class A	26,134	423,109
Reliance, Inc.	5,720	1,637,865
Steel Dynamics, Inc.	6,712	875,916
		10,526,752
Paper & Forest Products - 0.8%
Interfor Corp. (b)	140,079	1,930,632
Louisiana-Pacific Corp.	12,207	1,207,272
		3,137,904
TOTAL MATERIALS		39,234,238
REAL ESTATE - 5.3%
Equity Real Estate Investment Trusts (REITs) - 4.4%
American Healthcare (REIT), Inc.	53,070	1,411,662
EastGroup Properties, Inc.	11,787	2,018,877
Lamar Advertising Co. Class A	6,504	858,528
Outfront Media, Inc.	100,670	1,787,899
Prologis, Inc.	10,618	1,199,197
Sun Communities, Inc.	22,276	2,955,580
Ventas, Inc.	57,527	3,767,443
Welltower, Inc.	18,815	2,537,767
		16,536,953
Real Estate Management & Development - 0.9%
Compass, Inc. Class A (b)	334,640	2,124,964
Newmark Group, Inc. Class A	89,570	1,342,654
		3,467,618
TOTAL REAL ESTATE		20,004,571
UTILITIES - 6.9%
Electric Utilities - 4.1%
Constellation Energy Corp.	8,104	2,131,028
Edison International	27,167	2,238,561
Entergy Corp.	19,337	2,992,981
FirstEnergy Corp.	64,251	2,687,619
PG&E Corp.	227,113	4,592,224
SSE PLC	36,633	831,833
		15,474,246
Gas Utilities - 0.4%
UGI Corp.	68,100	1,628,271
Independent Power and Renewable Electricity Producers - 1.9%
The AES Corp.	167,451	2,761,267
Vistra Corp.	35,202	4,398,842
		7,160,109
Multi-Utilities - 0.5%
Sempra	25,859	2,155,865
TOTAL UTILITIES		26,418,491
TOTAL COMMON STOCKS (Cost $318,127,087)		376,109,826

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.55% to 5.09% 11/21/24 to 12/26/24 (e) (Cost $209,042)	210,000	209,090

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (f)	5,079,258	5,080,273
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	11,849,978	11,851,163
TOTAL MONEY MARKET FUNDS (Cost $16,931,423)		16,931,436

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $335,267,552)	393,250,352
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(13,224,937)
NET ASSETS - 100.0%	380,025,415

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	10	Dec 2024	3,113,600	16,413	16,413

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,718,522 or 1.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $209,090.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	3,866,479	112,868,675	111,655,024	220,117	144	(1)	5,080,273	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	7,140,186	98,297,861	93,586,884	87,392	-	-	11,851,163	0.0%
Total	11,006,665	211,166,536	205,241,908	307,509	144	(1)	16,931,436

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	10,486,451	8,437,706	2,048,745	-
Consumer Discretionary	39,638,051	37,993,845	1,644,206	-
Consumer Staples	19,716,503	19,716,503	-	-
Energy	34,491,811	33,361,923	1,129,888	-
Financials	63,437,450	61,666,891	1,770,559	-
Health Care	33,692,964	32,857,417	835,547	-
Industrials	72,682,132	72,071,917	610,215	-
Information Technology	16,307,164	16,307,164	-	-
Materials	39,234,238	39,234,238	-	-
Real Estate	20,004,571	20,004,571	-	-
Utilities	26,418,491	26,418,491	-	-

U.S. Government and Government Agency Obligations	209,090	-	209,090	-

Money Market Funds	16,931,436	16,931,436	-	-
Total Investments in Securities:	393,250,352	385,002,102	8,248,250	-

Net Unrealized Depreciation on Unfunded Commitments	(77,516)	(77,516)	-	-
Total	(77,516)	(77,516)	-	-
Derivative Instruments: Assets
Futures Contracts	16,413	16,413	-	-
Total Assets	16,413	16,413	-	-
Total Derivative Instruments:	16,413	16,413	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	16,413	0
Total Equity Risk	16,413	0
Total Value of Derivatives	16,413	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $11,299,697) - See accompanying schedule:
Unaffiliated issuers (cost $318,336,129)	$376,318,916
Fidelity Central Funds (cost $16,931,423)	16,931,436

Total Investment in Securities (cost $335,267,552)		$393,250,352
Cash		110,068
Foreign currency held at value (cost $3,008)		3,008
Receivable for investments sold		290,724
Receivable for fund shares sold		259,252
Dividends receivable		134,788
Distributions receivable from Fidelity Central Funds		32,979
Prepaid expenses		436
Other receivables		4,511
Total assets		394,086,118
Liabilities
Payable for investments purchased	$1,472,507
Unrealized depreciation on unfunded commitments	77,516
Payable for fund shares redeemed	244,223
Accrued management fee	261,948
Distribution and service plan fees payable	43,818
Payable for daily variation margin on futures contracts	43,940
Other payables and accrued expenses	65,934
Collateral on securities loaned	11,850,817
Total liabilities		14,060,703
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$380,025,415
Net Assets consist of:
Paid in capital		$282,590,980
Total accumulated earnings (loss)		97,434,435
Net Assets		$380,025,415

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($103,886,770 ÷ 2,689,548 shares)(a)		$38.63
Maximum offering price per share (100/94.25 of $38.63)		$40.99
Class M :
Net Asset Value and redemption price per share ($26,299,043 ÷ 689,554 shares)(a)		$38.14
Maximum offering price per share (100/96.50 of $38.14)		$39.52
Class C :
Net Asset Value and offering price per share ($12,488,665 ÷ 347,657 shares)(a)		$35.92
Class I :
Net Asset Value, offering price and redemption price per share ($160,791,435 ÷ 4,110,500 shares)		$39.12
Class Z :
Net Asset Value, offering price and redemption price per share ($76,559,502 ÷ 1,955,616 shares)		$39.15
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$6,496,107
Interest		13,829
Income from Fidelity Central Funds (including $87,392 from security lending)		307,509
Total income		6,817,445
Expenses
Management fee
Basic fee	$2,273,818
Performance adjustment	648,310
Transfer agent fees	176,454
Distribution and service plan fees	509,298
Accounting fees	41,256
Custodian fees and expenses	65,215
Independent trustees' fees and expenses	1,626
Registration fees	85,629
Audit fees	59,594
Legal	5,787
Miscellaneous	17,822
Total expenses before reductions	3,884,809
Expense reductions	(179,895)
Total expenses after reductions		3,704,914
Net Investment income (loss)		3,112,531
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	52,443,898
Fidelity Central Funds	144
Foreign currency transactions	2,037
Futures contracts	856,014
Total net realized gain (loss)		53,302,093
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	37,283,127
Fidelity Central Funds	(1)
Unfunded commitments	(77,516)
Assets and liabilities in foreign currencies	547
Futures contracts	122,128
Total change in net unrealized appreciation (depreciation)		37,328,285
Net gain (loss)		90,630,378
Net increase (decrease) in net assets resulting from operations		$93,742,909
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,112,531	$3,248,138
Net realized gain (loss)	53,302,093	(7,449,973)
Change in net unrealized appreciation (depreciation)	37,328,285	8,643,122
Net increase (decrease) in net assets resulting from operations	93,742,909	4,441,287
Distributions to shareholders	(3,454,881)	(2,171,133)

Share transactions - net increase (decrease)	(15,354,393)	(94,886,937)
Total increase (decrease) in net assets	74,933,635	(92,616,783)

Net Assets
Beginning of period	305,091,780	397,708,563
End of period	$380,025,415	$305,091,780

Financial Highlights
Fidelity Advisor® Value Fund Class A

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$29.81	$29.71	$33.55	$20.40	$22.44
Income from Investment Operations
Net investment income (loss) A,B	.26	.23	.24	.11	.14
Net realized and unrealized gain (loss)	8.85	(.01) C	(2.61)	13.15	(1.46)
Total from investment operations	9.11	.22	(2.37)	13.26	(1.32)
Distributions from net investment income	(.29)	(.12)	(.24)	(.11)	(.17) D
Distributions from net realized gain	-	-	(1.24)	-	(.55) D
Total distributions	(.29)	(.12)	(1.47) E	(.11)	(.72)
Net asset value, end of period	$38.63	$29.81	$29.71	$33.55	$20.40
Total Return F,G	30.72%	.73%	(7.25)%	65.21%	(6.24)%
Ratios to Average Net Assets A,H,I
Expenses before reductions	1.21%	1.22%	1.15%	1.21%	1.17%
Expenses net of fee waivers, if any	1.15%	1.15%	1.15%	1.20%	1.16%
Expenses net of all reductions	1.15%	1.15%	1.15%	1.20%	1.14%
Net investment income (loss)	.71%	.74%	.76%	.35%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$103,887	$86,044	$108,439	$100,604	$36,269
Portfolio turnover rate J	80%	75%	67%	64%	91%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Value Fund Class M

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$29.45	$29.34	$33.13	$20.15	$22.19
Income from Investment Operations
Net investment income (loss) A,B	.17	.15	.16	.03	.09
Net realized and unrealized gain (loss)	8.74	- C	(2.57)	13.01	(1.47)
Total from investment operations	8.91	.15	(2.41)	13.04	(1.38)
Distributions from net investment income	(.22)	(.04)	(.15)	(.06)	(.11) D
Distributions from net realized gain	-	-	(1.24)	-	(.55) D
Total distributions	(.22)	(.04)	(1.38) E	(.06)	(.66)
Net asset value, end of period	$38.14	$29.45	$29.34	$33.13	$20.15
Total Return F,G	30.36%	.49%	(7.46)%	64.81%	(6.55)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.45%	1.46%	1.40%	1.47%	1.45%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.45%	1.43%
Expenses net of all reductions	1.40%	1.39%	1.40%	1.45%	1.42%
Net investment income (loss)	.46%	.49%	.51%	.10%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$26,299	$21,708	$22,540	$23,323	$12,736
Portfolio turnover rate J	80%	75%	67%	64%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Value Fund Class C

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.73	$27.73	$31.45	$19.18	$21.15
Income from Investment Operations
Net investment income (loss) A,B	(.01)	- C	- C	(.12)	(.02)
Net realized and unrealized gain (loss)	8.24	- C	(2.43)	12.39	(1.40)
Total from investment operations	8.23	- C	(2.43)	12.27	(1.42)
Distributions from net investment income	(.04)	-	(.08)	-	-
Distributions from net realized gain	-	-	(1.21)	-	(.55)
Total distributions	(.04)	-	(1.29)	-	(.55)
Net asset value, end of period	$35.92	$27.73	$27.73	$31.45	$19.18
Total Return D,E	29.70%	-%	(7.94)%	63.97%	(7.02)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.97%	2.00%	1.93%	2.01%	1.98%
Expenses net of fee waivers, if any	1.90%	1.90%	1.90%	1.96%	1.97%
Expenses net of all reductions	1.90%	1.90%	1.90%	1.96%	1.95%
Net investment income (loss)	(.04)%	(.01)%	-% H	(.41)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$12,489	$11,802	$14,661	$15,726	$6,331
Portfolio turnover rate I	80%	75%	67%	64%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Value Fund Class I

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.19	$30.09	$33.96	$20.64	$22.70
Income from Investment Operations
Net investment income (loss) A,B	.35	.31	.32	.20	.21
Net realized and unrealized gain (loss)	8.96	(.02) C	(2.63)	13.30	(1.48)
Total from investment operations	9.31	.29	(2.31)	13.50	(1.27)
Distributions from net investment income	(.38)	(.19)	(.33)	(.18)	(.25) D
Distributions from net realized gain	-	-	(1.24)	-	(.55) D
Total distributions	(.38)	(.19)	(1.56) E	(.18)	(.79) E
Net asset value, end of period	$39.12	$30.19	$30.09	$33.96	$20.64
Total Return F	31.04%	.97%	(6.99)%	65.68%	(5.95)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.93%	.94%	.88%	.92%	.87%
Expenses net of fee waivers, if any	.90%	.90%	.88%	.92%	.85%
Expenses net of all reductions	.90%	.90%	.88%	.92%	.84%
Net investment income (loss)	.96%	.99%	1.02%	.63%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$160,791	$134,095	$170,764	$104,393	$8,861
Portfolio turnover rate I	80%	75%	67%	64%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Value Fund Class Z

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.21	$30.10	$33.96	$20.63	$22.69
Income from Investment Operations
Net investment income (loss) A,B	.41	.36	.36	.25	.23
Net realized and unrealized gain (loss)	8.95	(.01) C	(2.62)	13.28	(1.47)
Total from investment operations	9.36	.35	(2.26)	13.53	(1.24)
Distributions from net investment income	(.42)	(.24)	(.36)	(.20)	(.27) D
Distributions from net realized gain	-	-	(1.24)	-	(.55) D
Total distributions	(.42)	(.24)	(1.60)	(.20)	(.82)
Net asset value, end of period	$39.15	$30.21	$30.10	$33.96	$20.63
Total Return E	31.21%	1.14%	(6.86)%	65.88%	(5.84)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.81%	.82%	.76%	.77%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.77%	.74%
Expenses net of all reductions	.75%	.75%	.75%	.77%	.72%
Net investment income (loss)	1.11%	1.14%	1.16%	.78%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$76,560	$51,443	$81,306	$45,835	$1,712
Portfolio turnover rate H	80%	75%	67%	64%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$80,879,029
Gross unrealized depreciation	(25,180,510)
Net unrealized appreciation (depreciation)	$55,698,519
Tax Cost	$337,474,317

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$5,577,696
Undistributed long-term capital gain	$36,282,908
Net unrealized appreciation (depreciation) on securities and other investments	$55,573,833

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$3,454,881	$ 2,171,133

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Value Fund	EchoStar Corp.	729,376	(77,516)

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Fund	287,415,245	302,434,504
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.70
Class C	.72
Class I	.68
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.70
Class C	.72
Class I	.68
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Value Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was .18%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	251,757	3,769
Class M	.25%	.25%	127,602	128
Class C	.75%	.25%	129,939	17,732
			509,298	21,629

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	33,531
Class M	1,521
Class CA	204
35,256

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1895
Class M	.1801
Class C	.2000
Class I	.1646
Class Z	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	60,284.19
Class M	14,438.18
Class C	8,805.20
Class I	84,527.16
Class Z	8,400.04
	176,454

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Value Fund	.0354

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Value Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Value Fund	8,745

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Value Fund	18,901,711	24,114,021	3,614,050
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Value Fund	578
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Value Fund	9,430	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.15%	57,684
Class M	1.40%	12,029
Class C	1.90%	9,078
Class I	.90%	47,635
Class Z	.75%	37,439
		163,865

During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)
Class M	25

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16,005.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor Value Fund
Distributions to shareholders
Class A	$808,936	$432,389
Class M	153,984	26,680
Class C	16,469	-
Class I	1,762,612	1,087,478
Class Z	712,880	624,586
Total	$3,454,881	$2,171,133
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor Value Fund
Class A
Shares sold	358,651	645,294	$13,097,539	$20,203,230
Reinvestment of distributions	24,101	14,231	794,616	427,939
Shares redeemed	(579,500)	(1,423,001)	(20,872,534)	(43,844,893)
Net increase (decrease)	(196,748)	(763,476)	$(6,980,379)	$(23,213,724)
Class M
Shares sold	52,688	72,556	$1,876,916	$2,224,101
Reinvestment of distributions	4,679	888	152,627	26,425
Shares redeemed	(104,966)	(104,459)	(3,715,843)	(3,211,772)
Net increase (decrease)	(47,599)	(31,015)	$(1,686,300)	$(961,246)
Class C
Shares sold	52,752	156,850	$1,771,421	$4,543,881
Reinvestment of distributions	532	-	16,405	-
Shares redeemed	(131,244)	(259,838)	(4,385,543)	(7,440,188)
Net increase (decrease)	(77,960)	(102,988)	$(2,597,717)	$(2,896,307)
Class I
Shares sold	1,734,233	2,295,758	$62,212,163	$72,434,977
Reinvestment of distributions	52,545	35,458	1,750,267	1,077,559
Shares redeemed	(2,117,453)	(3,565,521)	(77,231,297)	(111,308,941)
Net increase (decrease)	(330,675)	(1,234,305)	$(13,268,867)	$(37,796,405)
Class Z
Shares sold	662,893	823,282	$24,345,656	$26,158,948
Reinvestment of distributions	19,285	17,943	641,991	544,763
Shares redeemed	(429,455)	(1,839,568)	(15,808,777)	(56,722,966)
Net increase (decrease)	252,723	(998,343)	$9,178,870	$(30,019,255)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Value Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Value Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2024, $36,282,908, or, if subsequently determined to be different, the net capital gain of such year.

Class A designates 100%; Class M designates 100%; Class C designates 100%; Class I designates 100%; and Class Z designates 92% of the dividends distributed in December, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Class C, Class I and Class Z designate 100% of the dividends distributed in December, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Value Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked equal to the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, and 0.75% through February 28, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.808899.120
FAV-ANN-1224
Fidelity Advisor® Floating Rate High Income Fund

Annual Report
October 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Floating Rate High Income Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Bank Loan Obligations - 90.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 1.1%
Azorra Soar Tlb Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1324% 10/18/29 (b)(c)(d)	14,350	14,332
Bleriot U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 7.8537% 10/31/30 (b)(c)(d)	11,047	11,069
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 7.847% 12/31/27 (b)(c)(d)	3,816	3,816
Novaria Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0352% 6/9/31 (b)(c)(d)	9,710	9,686
Ovation Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.1037% 4/21/31 (b)(c)(d)	13,390	13,436
TransDigm, Inc.:
Tranche I 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 7.3537% 8/24/28 (b)(c)(d)	38,534	38,607
Tranche J 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.1037% 2/28/31 (b)(c)(d)	16,124	16,137
Tranche K 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 7.3537% 3/22/30 (b)(c)(d)	36,343	36,406
Tranche L 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3196% 1/20/32 (b)(c)(d)	21,815	21,822
TOTAL AEROSPACE		165,311
Air Transportation - 1.2%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.629% 4/20/28 (b)(c)(d)	20,529	21,103
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.2533% 3/21/31 (b)(c)(d)	11,393	11,394
American Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.2088% 6/4/29 (b)(c)(d)	14,615	14,555
Dynasty Acquisition Co., Inc.:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 0% 10/27/31 (b)(c)(d)(e)	21,034	21,034
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 0% 10/27/31 (b)(c)(d)(e)	8,001	8,001
Echo Global Logistics, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.5352% 11/23/28 (b)(c)(d)	13,111	12,915
CME Term SOFR 3 Month Index + 4.750% 9.5352% 11/23/28 (b)(c)(d)(f)	19,061	19,061
2LN, term loan:
CME Term SOFR 3 Month Index + 7.000% 11.7852% 11/23/29 (b)(c)(d)(f)	8,145	8,145
CME Term SOFR 3 Month Index + 8.000% 12.7852% 11/23/29 (b)(c)(d)(f)	4,100	4,100
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.3537% 3/18/30 (b)(c)(d)	16,957	17,001
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.3674% 10/20/27 (b)(c)(d)	8,459	8,612
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 7.3848% 2/24/31 (b)(c)(d)	29,089	29,109
TOTAL AIR TRANSPORTATION		175,030
Automotive & Auto Parts - 1.6%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5352% 3/5/28 (b)(c)(d)	26,697	23,820
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5359% 10/1/31 (b)(c)(d)	50,585	50,753
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1852% 5/6/30 (b)(c)(d)	26,414	26,423
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3303% 6/3/28 (b)(c)(d)	45,891	44,716
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6852% 4/16/31 (b)(c)(d)	15,363	15,362
Power Stop LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.9072% 1/26/29 (b)(c)(d)	24,654	23,652
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5037% 2/8/28 (b)(c)(d)	22,169	19,708
Tnt Crane & Rigging, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 13.605% 12/3/26 (b)(c)(d)(f)	5,506	5,081
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9052% 1/30/31 (b)(c)(d)	23,905	23,898
TOTAL AUTOMOTIVE & AUTO PARTS		233,413
Banks & Thrifts - 1.4%
Citadel Securities LP Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 6.7177% 10/24/31 (b)(c)(d)	2,818	2,817
CME Term SOFR 1 Month Index + 2.250% 7.0954% 7/29/30 (b)(c)(d)	56,094	56,079
Cpi Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6852% 5/19/31 (b)(c)(d)	22,185	21,931
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.8537% 12/31/30 (b)(c)(d)	59,638	59,587
GTCR Everest Borrower, LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6037% 9/5/31 (b)(c)(d)	30,460	30,340
Ngp Xi Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.6037% 7/25/31 (b)(c)(d)	10,525	10,518
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 9.8433% 12/22/28 (b)(c)(d)	13,535	13,174
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5496% 12/1/28 (b)(c)(d)	13,985	13,978
TOTAL BANKS & THRIFTS		208,424
Broadcasting - 1.3%
AppLovin Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.1852% 10/25/28 (b)(c)(d)	14,212	14,229
CME Term SOFR 1 Month Index + 2.500% 7.1852% 8/19/30 (b)(c)(d)	29,678	29,700
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 14.9441% 5/25/26 (b)(c)(d)	3,813	3,282
Tranche DIP term loan 10% 8/2/27 (d)	4,819	5,072
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.9441% 12/1/28 (b)(c)(d)	44,182	44,347
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.2996% 9/19/26 (b)(c)(d)	19,894	19,882
Sinclair Television Group, Inc.:
Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 2.500% 7.2996% 9/30/26 (b)(c)(d)	5,149	4,963
CME Term SOFR 3 Month Index + 3.000% 7.7996% 4/1/28 (b)(c)(d)	2,903	2,260
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.5352% 4/21/29 (b)(c)(d)	13,588	10,592
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.8537% 6/24/29 (b)(c)(d)	9,702	9,615
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.0496% 1/31/29 (b)(c)(d)	38,532	37,890
CME Term SOFR 1 Month Index + 3.500% 8.2996% 1/31/29 (b)(c)(d)	11,845	11,697
TOTAL BROADCASTING		193,529
Building Materials - 2.4%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1153% 5/17/28 (b)(c)(d)	48,743	40,524
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6852% 1/3/29 (b)(c)(d)	30,979	30,948
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.4352% 5/23/31 (b)(c)(d)	18,330	18,325
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6852% 5/19/28 (b)(c)(d)	7,359	7,371
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.0352% 10/22/28 (b)(c)(d)	7,502	7,486
CME Term SOFR 1 Month Index + 3.750% 8.1852% 11/3/28 (b)(c)(d)	10,801	10,792
Copeland LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5572% 8/2/31 (b)(c)(d)	11,755	11,738
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9677% 2/10/31 (b)(c)(d)	8,218	8,214
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.5713% 2/25/29 (b)(c)(d)	100,879	100,395
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1852% 8/5/30 (b)(c)(d)	6,344	6,287
MIWD Holdco II LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 7.6852% 3/28/31 (b)(c)(d)	8,394	8,414
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 8.8537% 4/29/29 (b)(c)(d)	45,239	44,826
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2177% 4/2/29 (b)(c)(d)	10,265	10,265
Specialty Building Products Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5352% 10/16/28 (b)(c)(d)	10,881	10,770
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.7591% 9/22/28 (b)(c)(d)	13,081	13,103
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 3 Month Index + 3.500% 8.0854% 2/16/28 (b)(c)(d)	9,422	9,438
White Capital Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9352% 10/19/29 (b)(c)(d)	14,788	14,747
TOTAL BUILDING MATERIALS		353,643
Cable/Satellite TV - 1.7%
Charter Communication Operating LLC:
Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 6.3434% 2/1/27 (b)(c)(d)	65,413	65,336
Tranche B4 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 6.5934% 12/9/30 (b)(c)(d)	8,655	8,590
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.1684% 1/31/28 (b)(c)(d)	53,065	52,288
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.9184% 10/15/29 (b)(c)(d)	2,855	2,841
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1735% 4/15/27 (b)(c)(d)	5,546	5,147
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.304% 1/18/28 (b)(c)(d)	47,414	46,254
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6684% 10/16/28 (b)(c)(d)	13,560	12,835
Numericable LLC Tranche B 13LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6821% 8/14/26 (b)(c)(d)	11,910	10,061
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.4184% 1/31/28 (b)(c)(d)	15,360	14,899
Tranche Y 1LN, term loan CME Term SOFR 6 Month Index + 3.250% 7.7237% 3/6/31 (b)(c)(d)	26,945	26,137
TOTAL CABLE/SATELLITE TV		244,388
Capital Goods - 0.7%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.7996% 7/22/29 (b)(c)(d)	7,342	7,358
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.0921% 3/18/30 (b)(c)(d)	21,753	21,767
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3441% 9/28/28 (b)(c)(d)	10,323	10,086
Crown Equipment Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3235% 10/2/31 (b)(c)(d)	9,360	9,366
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 6.7177% 1/24/29 (b)(c)(d)	23,090	23,047
John Bean Technologies Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 0% 10/9/31 (b)(c)(d)(e)	8,375	8,375
Resideo Funding, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 6.6559% 5/14/31 (b)(c)(d)	9,742	9,748
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 3.500% 8.5877% 4/30/30 (b)(c)(d)	16,698	16,734
TOTAL CAPITAL GOODS		106,481
Chemicals - 4.4%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 9.8537% 12/14/29 (b)(c)(d)	24,150	21,901
Advancion Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.4352% 11/24/27 (b)(c)(d)	10,326	10,300
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 12.5352% 11/24/28 (b)(c)(d)	12,310	11,668
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7852% 11/24/27 (b)(c)(d)	18,835	18,793
ARC Falcon I, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.2852% 9/30/28 (b)(c)(d)	51,693	51,752
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 11.7852% 10/1/29 (b)(c)(d)	3,385	3,169
Avient Corp. Tranche B8 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 6.6367% 8/29/29 (b)(c)(d)	5,859	5,872
Axalta Coating Systems U.S. Holdings, Inc. Tranche B6 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 6.6037% 12/20/29 (b)(c)(d)	5,859	5,875
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.1037% 5/29/29 (b)(c)(d)	19,345	19,351
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.5572% 11/15/30 (b)(c)(d)	31,780	29,896
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3495% 11/1/30 (b)(c)(d)	17,592	17,594
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 8.9647% 10/4/29 (b)(c)(d)	59,112	59,001
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.5849% 5/27/28 (b)(c)(d)	27,538	25,447
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 8.6287% 7/3/28 (b)(c)(d)	24,448	23,759
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7711% 3/15/29 (b)(c)(d)	58,506	58,454
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.2227% 3/15/30 (b)(c)(d)	8,290	7,494
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5352% 3/1/30 (b)(c)(d)	7,741	7,673
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0352% 4/2/29 (b)(c)(d)	35,594	35,394
M2S Group Intermediate Holding Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8518% 8/22/31 (b)(c)(d)	23,530	22,736
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.9157% 12/1/26 (b)(c)(d)	15,797	14,730
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.500% 7.784% 4/3/28 (b)(c)(d)	9,841	9,872
CME Term SOFR 3 Month Index + 3.500% 8.6284% 4/3/28 (b)(c)(d)	26,377	26,498
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.1037% 6/23/31 (b)(c)(d)	51,858	51,910
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.0854% 3/16/27 (b)(c)(d)	11,249	11,270
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1852% 8/18/28 (b)(c)(d)	47,430	47,489
Touchdown Acquirer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8537% 2/21/31 (b)(c)(d)	23,980	24,025
Usalco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6852% 9/30/31 (b)(c)(d)	12,683	12,751
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 0% 9/30/31 (b)(c)(d)(g)	1,307	1,314
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 7.8537% 9/22/28 (b)(c)(d)	17,228	17,249
TOTAL CHEMICALS		653,237
Consumer Products - 3.1%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2008% 2/7/29 (b)(c)(d)	30,976	30,537
Aip Rd Buyer Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9352% 12/22/28 (b)(c)(d)	2,402	2,401
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.1852% 12/26/28 (b)(c)(d)	8,135	8,149
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1852% 12/26/28 (b)(c)(d)	46,237	46,231
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4352% 12/13/29 (b)(c)(d)	13,318	13,299
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4352% 1/22/31 (b)(c)(d)	14,164	14,138
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0854% 11/8/27 (b)(c)(d)	26,370	26,416
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5496% 5/17/28 (b)(c)(d)	17,156	15,661
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.5856% 1/29/31 (b)(c)(d)	51,315	50,493
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7996% 1/6/28 (b)(c)(d)	6,863	6,829
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.4352% 3/13/28 (b)(c)(d)	6,642	6,662
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.584% 6/27/31 (b)(c)(d)	27,434	25,737
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.9235% 9/24/28 (b)(c)(d)	32,446	32,426
Olaplex, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 0% 2/23/29 (b)(c)(d)(e)	7,120	6,875
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.6717% 10/21/28 (b)(c)(d)	12,540	5,734
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0496% 8/5/28 (b)(c)(d)	30,894	30,894
Tempur Sealy International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 0% 10/4/31 (b)(c)(d)(e)	40,015	39,982
TripAdvisor, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4352% 7/8/31 (b)(c)(d)	9,230	9,226
Varsity Brands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8213% 8/26/31 (b)(c)(d)	38,360	38,184
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2592% 8/1/30 (b)(c)(d)	30,463	30,562
Woof Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.6153% 12/21/27 (b)(c)(d)	14,292	9,497
TOTAL CONSUMER PRODUCTS		449,933
Containers - 1.6%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0496% 3/3/28 (b)(c)(d)	36,828	36,483
Berlin Packaging, LLC Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5703% 6/7/31 (b)(c)(d)	41,071	41,141
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 6.688% 7/1/29 (b)(c)(d)	24,302	24,339
Charter Next Generation, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.6852% 12/1/27 (b)(c)(d)	24,122	24,114
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1852% 8/4/27 (b)(c)(d)	16,641	16,632
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 9.7229% 2/9/26 (b)(c)(d)	24,875	23,120
LC Ahab U.S. Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1852% 5/1/31 (b)(c)(d)	8,915	8,937
Pactiv Evergreen Group Holdings, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1852% 9/25/28 (b)(c)(d)	15,966	15,972
Pregis TopCo Corp. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 8.6852% 8/3/26 (b)(c)(d)	17,010	17,049
CME Term SOFR 1 Month Index + 3.750% 8.7996% 8/1/26 (b)(c)(d)	1,940	1,942
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.5352% 1/30/27 (b)(c)(d)	14,868	14,879
SupplyOne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.4352% 4/21/31 (b)(c)(d)	6,632	6,634
TOTAL CONTAINERS		231,242
Diversified Financial Services - 4.8%
Aal Delaware Holdco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1852% 7/30/31 (b)(c)(d)	12,170	12,221
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.2996% 2/4/28 (b)(c)(d)	14,369	14,383
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6852% 8/9/30 (b)(c)(d)	39,070	38,844
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.8537% 10/31/28 (b)(c)(d)	8,859	8,859
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.1037% 1/31/31 (b)(c)(d)	88,170	88,336
Broadstreet Partners, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9352% 6/14/31 (b)(c)(d)	34,168	34,127
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.0854% 12/19/30 (b)(c)(d)	34,323	34,245
Dragon Buyer, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8537% 9/30/31 (b)(c)(d)	15,695	15,592
DXP Enterprises, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4352% 10/7/30 (b)(c)(d)	8,059	8,083
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5777% 2/10/31 (b)(c)(d)	12,917	12,933
Focus Financial Partners LLC:
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9352% 9/17/31 (b)(c)(d)	50,271	50,293
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 0% 9/10/31 (b)(c)(d)(g)	5,399	5,402
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.8072% 2/26/31 (b)(c)(d)	16,593	16,666
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 6.8537% 4/22/30 (b)(c)(d)	18,806	18,806
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 0% 12/31/49 (b)(c)(d)(f)(h)	2,940	2,205
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7477% 4/21/28 (b)(c)(d)	26,035	26,055
Inception Finco Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.1037% 3/10/31 (b)(c)(d)	7,671	7,706
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6852% 1/26/28 (b)(c)(d)	20,624	20,594
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8508% 6/7/31 (b)(c)(d)	18,005	17,973
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2446% 6/17/30 (b)(c)(d)	4,244	4,252
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 1 Month Index + 9.500% 14.3454% 4/28/28 (b)(c)(d)(f)	9,063	7,251
Neon Maple U.S. Debt Mergersub I Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 0% 7/21/31 (b)(c)(d)(e)	45,490	45,319
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.0352% 11/5/29 (b)(c)(d)	14,420	14,337
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6852% 7/18/31 (b)(c)(d)	53,009	52,778
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8072% 5/16/31 (b)(c)(d)	6,808	6,785
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.0854% 2/14/30 (b)(c)(d)	20,239	20,337
Sk Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (b)(c)(d)(h)	11,865	148
Stg Distribution, LLC 1L, term loan:
CME Term SOFR 1 Month Index + 6.000% 12.4495% 9/30/29 (b)(c)(d)(f)	10,609	7,734
CME Term SOFR 1 Month Index + 7.500% 13.1995% 10/3/29 (b)(c)(d)(f)	4,944	4,895
TransUnion LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6852% 12/1/28 (b)(c)(d)	12,120	12,113
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.4352% 6/6/31 (b)(c)(d)	26,285	26,239
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 7.6375% 4/29/26 (b)(c)(d)	9,612	9,617
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 5.500% 10.1475% 2/9/27 (b)(c)(d)	39,211	39,152
CME Term SOFR 3 Month Index + 5.500% 10.1475% 2/15/27 (b)(c)(d)	27,801	27,836
TOTAL DIVERSIFIED FINANCIAL SERVICES		712,116
Diversified Media - 0.8%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1211% 10/28/27 (b)(c)(d)	30,707	30,141
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.2537% 2/10/27 (b)(c)(d)	39,282	25,509
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.2037% 12/17/26 (b)(c)(d)	64,793	59,059
TOTAL DIVERSIFIED MEDIA		114,709
Energy - 3.4%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4465% 9/30/31 (b)(c)(d)	22,295	22,283
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5735% 7/9/31 (b)(c)(d)	22,685	22,728
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1091% 10/14/27 (b)(c)(d)	23,284	23,248
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2996% 3/17/28 (b)(c)(d)	8,910	8,905
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6852% 7/31/30 (b)(c)(d)	14,954	14,865
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2852% 11/19/29 (b)(c)(d)	28,805	28,738
Eastern Power LLC Tranche B, term loan CME Term SOFR 1 Month Index + 5.250% 9.9352% 4/3/28 (b)(c)(d)	6,689	6,690
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.4445% 2/7/28 (b)(c)(d)	82,068	82,089
Emg Utica Midstream Holdings L Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 0% 10/24/29 (b)(c)(d)(e)	13,970	13,900
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.8653% 8/27/28 (b)(c)(d)	22,985	21,606
Epic Crude Services LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6559% 10/9/31 (b)(c)(d)	19,760	19,742
Epic Y-Grade Services,LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.6008% 6/29/29 (b)(c)(d)	30,560	30,469
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4352% 9/29/28 (b)(c)(d)	32,156	32,222
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4352% 5/22/31 (b)(c)(d)	9,052	9,082
Natgasoline LLC Tranche B, term loan CME Term SOFR 6 Month Index + 3.500% 9.016% 11/14/25 (b)(c)(d)	11,099	10,877
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 9.5854% 10/30/28 (b)(c)(d)	55,396	52,196
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.334% 2/28/30 (b)(c)(d)	19,313	19,261
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.4352% 8/1/29 (b)(c)(d)	9,771	9,778
Rockpoint Gas Storage Partners 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3634% 9/18/31 (b)(c)(d)	25,790	25,710
Waterbridge Midstream Operatin Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.3932% 6/22/29 (b)(c)(d)	22,955	22,459
Waterbridge Ndb Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.6028% 5/10/29 (b)(c)(d)	10,555	10,537
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5496% 3/25/28 (b)(c)(d)	16,026	15,229
TOTAL ENERGY		502,614
Entertainment/Film - 0.4%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.2996% 9/1/27 (b)(c)(d)	28,395	26,797
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.2996% 9/1/27 (b)(c)(d)	33,875	31,783
TOTAL ENTERTAINMENT/FILM		58,580
Environmental - 0.6%
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.4352% 10/10/28 (b)(c)(d)	11,442	11,485
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8892% 6/21/28 (b)(c)(d)	43,334	43,287
Reworld Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.1929% 11/30/28 (b)(c)(d)	10,231	10,235
CME Term SOFR 1 Month Index + 2.500% 7.3566% 11/30/28 (b)(c)(d)	11,427	11,430
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.3566% 11/30/28 (b)(c)(d)	626	626
CME Term SOFR 6 Month Index + 2.500% 7.5877% 11/30/28 (b)(c)(d)	786	786
Tidal Waste & Recycling Holdin Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2433% 10/6/31 (b)(c)(d)	9,725	9,725
TOTAL ENVIRONMENTAL		87,574
Food & Drug Retail - 0.8%
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.750% 11.4537% 8/1/29 (b)(c)(d)	24,932	24,314
Froneri U.S., Inc. term loan CME Term SOFR 1 Month Index + 2.000% 0% 9/29/31 (c)(d)	12,651	12,589
JP Intermediate B LLC term loan CME Term SOFR 3 Month Index + 5.500% 14.5% 11/20/27 (b)(c)(d)	20,004	963
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 7.500% 12.5955% 12/13/28 (b)(c)(d)	11,367	11,415
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.2482% 4/2/29 (b)(c)(d)	36,278	36,323
Upfield U.S.A. Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.76% 1/3/28 (b)(c)(d)(g)	33,741	33,657
TOTAL FOOD & DRUG RETAIL		119,261
Food/Beverage/Tobacco - 1.6%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9677% 12/23/30 (b)(c)(d)	17,662	17,603
Chobani LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.0496% 10/23/27 (b)(c)(d)	20,110	20,166
CME Term SOFR 1 Month Index + 3.750% 8.4352% 10/25/27 (b)(c)(d)	8,942	8,978
Del Monte Foods Corp. Ii, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 13.1657% 8/2/28 (b)(c)(d)	23,201	22,207
2LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4061% 8/2/28 (b)(c)(d)	43,499	24,272
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6852% 2/12/31 (b)(c)(d)	22,853	22,900
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 0% 10/7/31 (b)(c)(d)(e)	13,990	13,990
Naked Juice LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.9537% 1/24/29 (b)(c)(d)	41,187	30,749
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 10.7037% 1/24/30 (b)(c)(d)	11,985	6,632
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.6989% 3/1/29 (b)(c)(d)	8,110	8,145
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.1153% 3/31/28 (b)(c)(d)	55,444	55,464
TOTAL FOOD/BEVERAGE/TOBACCO		231,106
Gaming - 4.3%
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4352% 1/26/30 (b)(c)(d)	98,204	98,163
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4352% 2/6/31 (b)(c)(d)	62,153	62,123
Entain Holdings Gibraltar Ltd. Tranche B4 1LN, term loan CME Term SOFR 6 Month Index + 2.250% 7.864% 3/16/27 (b)(c)(d)	12,723	12,709
Entain PLC Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 2.750% 8.014% 10/31/29 (b)(c)(d)	33,185	33,130
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.1852% 1/29/29 (b)(c)(d)	172,946	172,953
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 6.6037% 11/25/30 (b)(c)(d)	58,342	58,298
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.8537% 5/26/30 (b)(c)(d)	26,342	26,292
J&J Ventures Gaming LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7996% 4/26/28 (b)(c)(d)	12,067	12,065
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0496% 4/26/28 (b)(c)(d)	14,126	14,091
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.0339% 4/16/29 (b)(c)(d)	24,991	24,956
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.8932% 8/1/30 (b)(c)(d)	18,207	18,198
PCI Gaming Authority 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6852% 7/18/31 (b)(c)(d)	8,172	8,112
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5352% 5/3/29 (b)(c)(d)	10,088	10,094
Scientific Games Holdings LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 7.5897% 4/4/29 (b)(c)(d)	35,056	34,897
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9352% 3/14/31 (b)(c)(d)	45,123	45,026
TOTAL GAMING		631,107
Healthcare - 6.6%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.0037% 2/15/29 (b)(c)(d)	18,999	14,457
Avantor Funding, Inc. Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.7852% 11/8/27 (b)(c)(d)	9,662	9,708
Catalent Pharma Solutions Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7446% 2/22/28 (b)(c)(d)	11,174	11,174
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.573% 2/11/28 (b)(c)(d)	30,440	30,676
Chrysaor Bidco Sarl:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 0% 7/17/31 (b)(c)(d)(e)	5,475	5,490
Tranche B-DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 0% 5/14/31 (b)(c)(d)(e)	405	406
DaVita, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6852% 5/9/31 (b)(c)(d)	25,085	25,061
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.6941% 8/1/27 (b)(c)(d)	10,715	10,691
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6852% 3/31/29 (b)(c)(d)	25,615	24,842
Endo Finance Holdings, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 0% 4/23/31 (b)(c)(d)(e)	11,124	11,126
Tranche B-EXIT 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.2446% 4/23/31 (b)(c)(d)	22,135	22,140
Examworks Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7996% 11/1/28 (b)(c)(d)	8,958	8,973
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.7037% 10/1/27 (b)(c)(d)	99,679	95,593
HAH Group Holding Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.6852% 9/24/31 (b)(c)(d)	37,485	36,653
Hanger, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 0% 10/16/31 (b)(c)(d)(e)	12,173	12,178
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 0% 10/16/31 (b)(c)(d)(e)	1,567	1,568
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.2537% 1/6/29 (b)(c)(d)	16,588	16,572
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1852% 8/1/31 (b)(c)(d)	57,651	57,795
IVC Acquisition Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.3932% 12/6/28 (b)(c)(d)	30,074	30,174
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9352% 5/5/28 (b)(c)(d)	52,105	52,100
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2376% 4/15/31 (b)(c)(d)	23,568	23,584
Medline Borrower LP:
1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9352% 10/21/28 (b)(c)(d)	34,100	34,092
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4352% 10/23/28 (b)(c)(d)	100,695	100,763
National Mentor Holdings, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5196% 3/2/28 (b)(c)(d)	13,227	12,955
Tranche C 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.4537% 3/2/28 (b)(c)(d)	225	220
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.2592% 5/17/31 (b)(c)(d)	29,069	29,032
Packaging Coordinators Midco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8354% 11/30/27 (b)(c)(d)	33,261	33,279
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.0352% 4/20/29 (b)(c)(d)	15,016	15,035
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 7.9352% 2/21/31 (b)(c)(d)	18,184	18,181
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6852% 11/15/28 (b)(c)(d)	60,225	60,170
RadNet Management, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.1324% 4/10/31 (b)(c)(d)	8,678	8,689
Soliant Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4352% 7/18/31 (b)(c)(d)	14,745	14,810
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8354% 5/30/31 (b)(c)(d)	15,525	15,535
Southern Veterinary Partners L 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 0% 10/30/31 (b)(c)(d)(e)	49,545	49,297
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.4946% 12/19/30 (b)(c)(d)	18,412	18,448
U.S. Anesthesia Partners, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.4586% 10/1/29 (b)(c)(d)(f)	2,820	2,341
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.2086% 10/1/28 (b)(c)(d)	4,946	4,868
U.S. Fertility Enterprises LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.1583% 10/7/31 (b)(c)(d)	11,158	11,088
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 1% 10/7/31 (b)(c)(d)(g)	507	504
U.S. Radiology Specialists, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.3537% 12/15/27 (b)(c)(d)	16,121	16,177
Upstream Newco, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.097% 11/20/26 (b)(c)(d)	4,392	3,821
Viant Medical Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 0% 10/16/31 (b)(c)(d)(e)	10,308	10,334
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 0% 10/16/31 (b)(c)(d)(e)	1,137	1,140
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1852% 1/8/27 (b)(c)(d)	12,860	12,861
TOTAL HEALTHCARE		974,601
Homebuilders/Real Estate - 0.8%
Chromalloy Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.3537% 3/21/31 (b)(c)(d)	14,699	14,398
Construction Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7592% 10/29/31 (b)(c)(d)	19,470	19,470
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 7.6852% 1/31/30 (b)(c)(d)	19,202	19,191
CME Term SOFR 1 Month Index + 3.250% 7.9352% 1/31/30 (b)(c)(d)	7,342	7,336
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.7102% 1/27/29 (b)(c)(d)	5,306	5,301
Greystar Real Estate Partners 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4946% 8/21/30 (b)(c)(d)	12,314	12,314
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8211% 3/15/30 (b)(c)(d)	18,819	18,819
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9352% 9/15/31 (b)(c)(d)	18,616	18,579
TOTAL HOMEBUILDERS/REAL ESTATE		115,408
Hotels - 1.2%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.8839% 9/9/26 (b)(c)(d)	8,616	8,618
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.4352% 11/30/29 (b)(c)(d)	31,539	31,500
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 6.9352% 1/17/31 (b)(c)(d)	17,781	17,672
CME Term SOFR 1 Month Index + 3.000% 7.1852% 8/2/28 (b)(c)(d)	49,531	49,345
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.4876% 11/8/30 (b)(c)(d)	21,135	21,129
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9352% 4/1/31 (b)(c)(d)	27,512	27,434
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.855% 9/29/28 (b)(c)(d)	18,612	15,934
Wyndham Hotels & Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.4352% 5/28/30 (b)(c)(d)	9,428	9,418
TOTAL HOTELS		181,050
Insurance - 5.8%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.0092% 11/6/30 (b)(c)(d)	170,511	170,085
AmWINS Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.0496% 2/19/28 (b)(c)(d)	30,422	30,392
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4352% 2/28/28 (b)(c)(d)	18,507	18,542
AssuredPartners, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1852% 2/14/31 (b)(c)(d)	61,908	61,992
Asurion LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7852% 8/19/28 (b)(c)(d)	33,305	32,984
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0352% 8/19/28 (b)(c)(d)	58,472	58,107
Tranche B12 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9352% 9/19/30 (b)(c)(d)	59,690	58,959
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.0496% 1/31/28 (b)(c)(d)	63,158	60,676
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.0496% 1/20/29 (b)(c)(d)	88,816	84,535
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0496% 7/31/27 (b)(c)(d)	32,369	32,080
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 7.3674% 6/20/30 (b)(c)(d)	88,247	88,406
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 3 Month Index + 4.750% 9.3537% 5/6/32 (b)(c)(d)	44,480	45,025
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.8537% 5/6/31 (b)(c)(d)	52,520	52,553
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 2.750% 7.3537% 11/23/29 (b)(c)(d)	43,346	43,325
CME Term SOFR 3 Month Index + 2.750% 7.3537% 9/27/30 (b)(c)(d)	9,796	9,790
TOTAL INSURANCE		847,451
Leisure - 2.6%
Alterra Mountain Co.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9352% 8/17/28 (b)(c)(d)	18,045	18,039
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1852% 5/31/30 (b)(c)(d)	1,337	1,337
America Sports Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.8455% 2/17/31 (b)(c)(d)	8,896	8,907
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5718% 11/24/28 (b)(c)(d)	11,158	11,207
Bulldog Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.8537% 6/30/31 (b)(c)(d)	10,564	10,592
Carnival Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 7.4352% 8/9/27 (b)(c)(d)	11,852	11,874
CME Term SOFR 1 Month Index + 2.750% 7.4352% 10/18/28 (b)(c)(d)	28,858	28,894
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.8322% 7/21/30 (b)(c)(d)	64,983	64,171
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 9.8653% 9/18/26 (b)(c)(d)	25,881	25,902
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 8.500% 13.2996% 7/31/28 (b)(c)(d)	12,558	12,632
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 0% 10/31/31 (b)(c)(d)(e)	64,805	64,400
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.0352% 2/12/29 (b)(c)(d)	11,955	11,935
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.6852% 8/27/28 (b)(c)(d)	6,504	6,506
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.3809% 12/14/26 (b)(c)(d)(f)	15,887	15,729
Tait LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.1852% 10/1/31 (b)(c)(d)	9,380	9,415
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6852% 3/18/30 (b)(c)(d)	43,461	43,180
United PF Holdings LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.847% 12/30/26 (b)(c)(d)	34,182	32,836
2LN, term loan 3 month U.S. LIBOR + 8.500% 13.347% 12/30/27 (b)(c)(d)	3,500	2,520
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 8.500% 13.347% 12/30/26 (b)(c)(d)	3,494	3,390
TOTAL LEISURE		383,466
Metals/Mining - 0.1%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9352% 8/19/30 (b)(c)(d)	15,781	15,794
Paper - 0.8%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.6153% 2/4/28 (b)(c)(d)	6,585	6,574
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 7.8602% 4/13/29 (b)(c)(d)	107,731	107,435
TOTAL PAPER		114,009
Publishing/Printing - 0.4%
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.6046% 10/30/30 (b)(c)(d)	17,497	17,523
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.7021% 8/11/28 (b)(c)(d)	12,172	12,203
RLG Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.2996% 7/2/29 (b)(c)(d)	2,290	2,060
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0496% 7/8/28 (b)(c)(d)	8,303	8,162
Vericast Corp. 1LN, term loan CME Term SOFR 1 Month Index + 7.750% 12.3537% 6/15/30 (b)(c)(d)	16,899	16,097
TOTAL PUBLISHING/PRINTING		56,045
Railroad - 0.5%
AIT Worldwide Logistics Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9681% 4/6/28 (b)(c)(d)	16,347	16,327
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 0% 4/8/30 (b)(c)(d)(e)	9,089	9,078
Genesee & Wyoming, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 6.6037% 4/10/31 (b)(c)(d)	24,480	24,414
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.8653% 7/26/28 (b)(c)(d)	24,971	24,987
TOTAL RAILROAD		74,806
Restaurants - 1.4%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.4352% 9/23/30 (b)(c)(d)	36,847	36,516
Dave & Buster's, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 0% 9/26/31 (b)(c)(d)(e)	18,790	18,724
CME Term SOFR 1 Month Index + 3.250% 7.875% 6/29/29 (b)(c)(d)	15,450	15,400
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0496% 12/1/28 (b)(c)(d)	8,254	8,279
KFC Holding Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.6454% 3/15/28 (b)(c)(d)	13,511	13,535
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.3653% 11/10/28 (b)(c)(d)	10,552	10,555
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 10.9855% 3/1/26 (b)(c)(d)	12,310	12,130
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.7809% 9/18/31 (b)(c)(d)	4,740	4,732
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.8537% 4/1/29 (b)(c)(d)	31,971	31,042
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4352% 8/3/28 (b)(c)(d)	51,328	51,293
TOTAL RESTAURANTS		202,206
Services - 9.8%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4465% 12/21/28 (b)(c)(d)	91,058	91,217
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.3537% 9/7/28 (b)(c)(d)	5,379	5,375
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3566% 7/30/28 (b)(c)(d)	86,134	86,269
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5352% 5/14/28 (b)(c)(d)	97,842	97,605
Anticimex Global AB:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.75% 11/16/28 (b)(c)(d)	11,420	11,441
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.48% 11/16/28 (b)(c)(d)	32,947	32,950
Aramark Services, Inc.:
Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.5496% 1/15/27 (b)(c)(d)	4,663	4,655
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6852% 4/6/28 (b)(c)(d)	26,696	26,696
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6852% 6/24/30 (b)(c)(d)	569	569
Archkey Holdings, Inc.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.750% 0% 10/10/31 (b)(c)(d)(e)	18,976	18,920
CME Term SOFR 1 Month Index + 5.250% 10.0496% 6/30/28 (b)(c)(d)	16,151	16,167
Tranche B-DD 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 0% 10/10/31 (b)(c)(d)(e)	2,189	2,183
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.1037% 2/10/31 (b)(c)(d)	29,439	29,077
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.5352% 12/10/29 (b)(c)(d)	23,960	23,521
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2852% 12/10/28 (b)(c)(d)	48,853	48,815
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9352% 5/31/28 (b)(c)(d)	15,522	15,564
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7477% 8/1/30 (b)(c)(d)	69,199	68,227
Brock Holdings Iii LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 10.6037% 5/2/30 (b)(c)(d)	8,775	8,830
CACI International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 0% 10/17/31 (b)(c)(d)(e)	13,925	13,925
Cast & Crew Payroll LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4352% 12/30/28 (b)(c)(d)	37,629	36,735
CHG Healthcare Services, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2996% 9/30/28 (b)(c)(d)	5,556	5,566
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2996% 9/29/28 (b)(c)(d)	16,257	16,302
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.4854% 5/3/29 (b)(c)(d)	17,878	13,789
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2996% 6/2/28 (b)(c)(d)	59,393	58,990
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.9352% 8/16/28 (b)(c)(d)	20,378	20,289
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 7.5854% 8/1/29 (b)(c)(d)	36,563	36,595
Filtration Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2996% 10/21/28 (b)(c)(d)	20,578	20,604
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2592% 3/3/28 (b)(c)(d)	27,393	27,449
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 6 Month Index + 4.750% 10.2538% 3/10/26 (b)(c)(d)	9,016	5,675
CME Term SOFR 6 Month Index + 4.750% 10.3922% 3/10/26 (b)(c)(d)	30,864	19,194
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.3354% 4/29/29 (b)(c)(d)	22,216	18,794
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6852% 12/1/27 (b)(c)(d)	21,760	21,797
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.0092% 10/21/30 (b)(c)(d)	23,109	23,015
Ion Trading Finance Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.0157% 4/3/28 (b)(c)(d)	7,737	7,716
KUEHG Corp. term loan CME Term SOFR 1 Month Index + 3.250% 7.8392% 6/12/30 (c)(d)	42,048	42,090
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 0% 10/22/31 (b)(c)(d)(e)	27,440	27,406
Neptune BidCo U.S., Inc.:
term loan CME Term SOFR 3 Month Index + 4.750% 9.5083% 10/11/28 (b)(c)(d)	2,908	2,680
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 9.7583% 4/11/29 (b)(c)(d)	77,766	71,740
Omnia Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.8672% 7/25/30 (b)(c)(d)	32,879	32,927
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 9.8672% 7/31/26 (b)(c)(d)	25,641	23,590
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.6042% 2/10/31 (b)(c)(d)	18,743	18,785
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8591% 12/10/26 (b)(c)(d)	9,611	9,629
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 7.5854% 7/31/31 (b)(c)(d)	24,609	24,612
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.256% 3/4/28 (b)(c)(d)	110,113	95,309
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.6886% 9/10/29 (b)(c)(d)	67,969	62,774
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7852% 3/25/31 (b)(c)(d)	33,800	33,699
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 9.9352% 4/14/29 (b)(c)(d)	14,884	15,138
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.4352% 2/14/31 (b)(c)(d)	14,298	14,402
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.3711% 2/24/31 (b)(c)(d)	18,375	18,283
Wellful, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.0496% 4/21/27 (b)(c)(d)	17,253	10,535
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.1852% 11/3/29 (b)(c)(d)	4,768	4,773
TOTAL SERVICES		1,442,888
Steel - 0.1%
Zekelman Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9946% 1/24/31 (b)(c)(d)	11,470	11,491
Super Retail - 2.8%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.7086% 11/6/27 (b)(c)(d)	6,036	6,025
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.2086% 7/24/28 (b)(c)(d)	17,278	7,381
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.7592% 2/3/29 (b)(c)(d)	10,200	10,234
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 9.847% 4/1/28 (b)(c)(d)	14,385	8,631
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5496% 3/5/28 (b)(c)(d)	311,819	312,286
Gulfside Supply, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 7.7839% 6/17/31 (b)(c)(d)	7,762	7,758
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1917% 6/5/31 (b)(c)(d)	10,135	9,870
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6684% 6/6/31 (b)(c)(d)	20,958	20,639
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1153% 4/15/28 (b)(c)(d)	23,121	17,475
RH:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.2996% 10/20/28 (b)(c)(d)	6,620	6,372
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0352% 10/20/28 (b)(c)(d)	9,192	8,936
TOTAL SUPER RETAIL		415,607
Technology - 15.6%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1037% 2/3/31 (b)(c)(d)	13,418	13,450
Allegro MicroSystems LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9352% 10/31/30 (b)(c)(d)	3,281	3,277
Amentum Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9352% 9/29/31 (b)(c)(d)	67,160	67,110
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 3 Month Index + 5.250% 9.8537% 2/23/32 (b)(c)(d)	2,380	2,445
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 7.6037% 2/24/31 (b)(c)(d)	31,978	32,036
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9352% 2/15/29 (b)(c)(d)	81,131	80,809
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.1852% 5/11/29 (b)(c)(d)	15,792	15,834
BYJU's Alpha, Inc.:
term loan:
CME Term SOFR 3 Month Index + 8.000% 12.5854% 4/9/26 (b)(c)(d)(f)	361	361
CME Term SOFR 3 Month Index + 8.000% 12.5854% 4/9/26 (b)(c)(d)(f)	106	106
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (b)(c)(d)(h)	20,791	2,661
Tranche DD 2 term loan CME Term SOFR 1 Month Index + 8.000% 6.3548% 4/9/26 (b)(c)(d)(f)(g)	359	359
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4352% 1/31/31 (b)(c)(d)	42,498	42,530
Cloud Software Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.000% 8.6037% 3/29/29 (b)(c)(d)	88,976	88,936
CME Term SOFR 3 Month Index + 4.500% 9.1037% 3/24/31 (b)(c)(d)	10,405	10,400
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1852% 7/2/29 (b)(c)(d)	38,403	38,355
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0496% 4/4/26 (b)(c)(d)	25,599	24,991
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.3653% 9/30/28 (b)(c)(d)	48,550	48,478
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.9175% 2/10/28 (b)(c)(d)	35,477	34,138
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 5/1/31 (d)	8,930	8,963
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0941% 5/1/31 (b)(c)(d)	53,203	53,203
Dayforce, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.0854% 3/3/31 (b)(c)(d)	12,179	12,195
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6852% 10/16/26 (b)(c)(d)	73,269	70,879
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 11.6852% 2/19/29 (b)(c)(d)	26,540	22,227
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 11.5496% 3/31/29 (b)(c)(d)	2,490	2,380
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5496% 3/31/28 (b)(c)(d)	28,921	28,877
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 1% 3/31/28 (b)(c)(d)(g)	1,110	1,108
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6852% 8/30/30 (b)(c)(d)	9,209	9,215
Ellucian, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2852% 10/7/29 (b)(c)(d)	33,948	34,069
Epicor Software Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0954% 5/23/31 (b)(c)(d)	28,534	28,610
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.9573% 5/23/31 (b)(c)(d)	3,348	3,357
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.4352% 9/12/29 (b)(c)(d)	55,345	55,100
Go Daddy Operating Co. LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6852% 11/12/29 (b)(c)(d)	14,496	14,483
Icon Luxembourg Sarl Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 2.000% 6.6037% 7/3/28 (b)(c)(d)	15,760	15,801
CME Term SOFR 3 Month Index + 2.000% 6.6037% 7/3/28 (b)(c)(d)	3,927	3,937
Leia Finco U.S. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8867% 10/9/31 (b)(c)(d)	34,885	34,546
2LN, term loan CME Term SOFR 1 Month Index + 5.250% 9.8867% 10/12/32 (b)(c)(d)	10,150	9,852
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3455% 8/18/31 (b)(c)(d)	33,605	33,666
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9677% 9/26/31 (b)(c)(d)	6,725	6,750
Maximus, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6037% 5/30/31 (b)(c)(d)	7,965	7,988
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0995% 3/1/29 (b)(c)(d)	73,083	72,870
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9352% 5/3/28 (b)(c)(d)	129,425	128,567
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 6.250% 10.9352% 2/23/29 (b)(c)(d)	12,580	12,297
Mitchell International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9352% 6/17/31 (b)(c)(d)	35,933	35,614
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9946% 8/17/29 (b)(c)(d)	29,164	29,157
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.1037% 7/1/31 (b)(c)(d)	71,625	68,491
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3975% 4/16/29 (b)(c)(d)	18,242	18,242
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 6.9352% 1/31/30 (b)(c)(d)	28,987	29,065
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5352% 2/1/28 (b)(c)(d)	97,899	94,594
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7996% 3/19/28 (b)(c)(d)	11,535	11,557
Plano Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0921% 10/2/31 (b)(c)(d)	11,725	11,784
PointClickCare Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 0% 10/14/31 (b)(c)(d)(e)	11,705	11,720
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.847% 6/2/28 (b)(c)(d)	155,195	154,015
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.3354% 10/28/30 (b)(c)(d)	33,024	33,133
Project Boost Purchaser LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1473% 7/2/31 (b)(c)(d)	32,284	32,313
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 5.250% 9.8973% 7/17/32 (b)(c)(d)	6,330	6,356
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6852% 8/31/28 (b)(c)(d)	42,944	42,953
Rackspace Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 7.6829% 5/15/28 (b)(c)(d)	27,246	16,234
CME Term SOFR 1 Month Index + 6.250% 11.1829% 5/15/28 (b)(c)(d)	6,346	6,456
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7996% 4/22/28 (b)(c)(d)	43,601	42,936
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.2852% 9/30/28 (b)(c)(d)	25,699	24,552
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.9352% 4/8/30 (b)(c)(d)	45,651	45,735
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.8537% 11/23/29 (b)(c)(d)	11,311	11,309
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.2996% 8/11/28 (b)(c)(d)	26,026	25,994
SS&C Technologies, Inc. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6852% 5/9/31 (b)(c)(d)	40,811	40,799
Tcp Sunbelt Acquisition Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 0% 10/15/31 (b)(c)(d)(e)	18,315	18,155
Tempo Acquisition LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9352% 8/31/28 (b)(c)(d)	7,314	7,316
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.0941% 5/30/30 (b)(c)(d)	12,768	12,774
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 7.6172% 2/10/31 (b)(c)(d)	129,808	129,915
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4352% 6/23/31 (b)(c)(d)	26,500	26,533
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9352% 3/27/28 (b)(c)(d)	18,156	18,201
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0359% 4/14/31 (b)(c)(d)	19,388	19,388
Weber-Stephen Products LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.0496% 10/30/27 (b)(c)(d)	8,202	7,747
CME Term SOFR 1 Month Index + 4.250% 9.0352% 10/30/27 (b)(c)(d)	5,650	5,339
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6852% 3/19/31 (b)(c)(d)	6,577	6,589
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 7.4352% 9/28/29 (b)(c)(d)	27,616	27,306
CME Term SOFR 1 Month Index + 3.250% 0% 10/27/31 (b)(c)(d)(e)	34,670	34,497
TOTAL TECHNOLOGY		2,283,985
Telecommunications - 3.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 9.6559% 10/31/27 (b)(c)(d)	11,626	10,516
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.1559% 8/15/28 (b)(c)(d)	83,663	66,781
Aventiv Technologies LLC:
1LN, term loan:
CME Term SOFR 3 Month Index + 5.090% 9.9553% 7/31/25 (b)(c)(d)	36,833	32,106
CME Term SOFR 3 Month Index + 7.500% 12.3653% 7/31/25 (b)(c)(d)	954	954
Tranche 2LN, term loan CME Term SOFR 3 Month Index + 8.650% 13.9153% 11/1/25 (b)(c)(d)	32,940	9,553
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.7592% 10/24/30 (b)(c)(d)	6,329	6,332
Connect U.S. Finco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.1852% 12/12/26 (b)(c)(d)	1,995	1,981
CME Term SOFR 1 Month Index + 4.500% 9.1852% 9/13/29 (b)(c)(d)	13,939	12,636
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2996% 10/2/27 (b)(c)(d)	16,633	16,348
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.6852% 1/30/31 (b)(c)(d)	42,733	42,933
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 3.500% 8.763% 7/1/31 (b)(c)(d)	44,804	44,986
GTT Communications, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 9.000% 13.9454% 6/30/28 (b)(c)(d)	5,757	4,285
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 11.7852% 12/30/27 (b)(c)(d)	6,662	6,254
Lorca Co.-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1037% 4/17/31 (b)(c)(d)	8,811	8,800
Lumen Technologies, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.350% 0% 4/16/29 (b)(c)(d)(e)	15,600	14,149
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.350% 0% 4/15/30 (b)(c)(d)(e)	31,165	27,908
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.8542% 8/1/29 (b)(c)(d)	14,922	13,887
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.44% 1/27/31 (b)(c)(d)	18,392	18,362
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.7066% 10/4/29 (b)(c)(d)	13,675	13,726
Zayo Group Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 7.7996% 3/9/27 (b)(c)(d)	66,910	62,767
CME Term SOFR 1 Month Index + 4.250% 8.9352% 3/9/27 (b)(c)(d)	21,255	20,192
TOTAL TELECOMMUNICATIONS		435,456
Textiles/Apparel - 0.3%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.8785% 2/20/29 (b)(c)(d)	15,399	15,418
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0496% 11/23/28 (b)(c)(d)	11,321	11,260
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0496% 4/16/28 (b)(c)(d)	16,637	16,635
TOTAL TEXTILES/APPAREL		43,313
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp.:
2LN, term loan CME Term SOFR 3 Month Index + 7.500% 12.3653% 5/7/29 (b)(c)(d)	2,965	568
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.3653% 5/7/28 (b)(c)(d)	17,384	7,110
TOTAL TRANSPORTATION EX AIR/RAIL		7,678
Utilities - 1.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0496% 6/23/28 (b)(c)(d)	14,138	14,057
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7996% 1/21/28 (b)(c)(d)	15,389	15,429
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.8457% 3/2/27 (b)(c)(d)	38,412	38,393
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6852% 12/20/30 (b)(c)(d)	25,986	25,998
WEC U.S. Holdings Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5954% 1/20/31 (b)(c)(d)	58,707	58,736
TOTAL UTILITIES		152,613
TOTAL BANK LOAN OBLIGATIONS (Cost $13,437,558)		13,229,565

Nonconvertible Bonds - 4.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.1%
TransDigm, Inc. 6.375% 3/1/29 (i)	19,405	19,697
Air Transportation - 0.0%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (i)	2,145	2,139
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (i)	955	951
TOTAL AIR TRANSPORTATION		3,090
Automotive & Auto Parts - 0.8%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (i)	7,810	7,995
Ford Motor Credit Co. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 7.9445% 3/6/26 (b)(c)	16,070	16,406
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.050% 10.502% 10/15/26 (b)(c)(i)	87,765	87,869
TOTAL AUTOMOTIVE & AUTO PARTS		112,270
Broadcasting - 0.5%
DISH Network Corp. 11.75% 11/15/27 (i)	36,525	38,447
Univision Communications, Inc.:
6.625% 6/1/27 (i)	26,085	25,880
8% 8/15/28 (i)	6,375	6,479
8.5% 7/31/31 (i)	8,595	8,448
TOTAL BROADCASTING		79,254
Building Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (i)	11,790	12,384
Cable/Satellite TV - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (i)	8,110	7,849
5.375% 6/1/29 (i)	16,225	15,488
TOTAL CABLE/SATELLITE TV		23,337
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (i)	1,670	1,737
Chemicals - 0.1%
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (i)	8,380	8,890
Diversified Financial Services - 0.1%
Windstream Services LLC / Wind 7.75% 8/15/28 (i)	18,810	18,914
Energy - 0.3%
Citgo Petroleum Corp.:
6.375% 6/15/26 (i)	2,115	2,115
7% 6/15/25 (i)	9,610	9,613
8.375% 1/15/29 (i)	7,770	8,082
New Fortress Energy, Inc.:
6.5% 9/30/26 (i)	18,966	17,569
6.75% 9/15/25 (i)	10,793	10,773
Transocean Poseidon Ltd. 6.875% 2/1/27 (i)	3,738	3,736
TOTAL ENERGY		51,888
Gaming - 0.4%
Caesars Entertainment, Inc. 7% 2/15/30 (i)	7,670	7,862
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (i)	37,830	35,317
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (i)	605	622
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (i)	7,363	7,340
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (i)	1,205	1,196
4.25% 12/1/26 (i)	1,725	1,692
4.625% 12/1/29 (i)	985	946
TOTAL GAMING		54,975
Healthcare - 0.1%
Embecta Corp. 6.75% 2/15/30 (i)	8,365	7,803
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (i)	4,675	4,757
TOTAL HEALTHCARE		12,560
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	27,345	24,133
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (i)	18,880	20,110
TOTAL HOMEBUILDERS/REAL ESTATE		44,243
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc. 7.5% 11/6/30 (i)	21,445	21,806
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 6.75% 4/15/28 (i)	16,655	16,733
TOTAL INSURANCE		38,539
Leisure - 0.1%
Carnival Corp. 7.625% 3/1/26 (i)	14,205	14,304
Metals/Mining - 0.0%
Arsenal AIC Parent LLC 8% 10/1/30 (i)	680	715
Restaurants - 0.0%
CEC Entertainment LLC 6.75% 5/1/26 (i)	4,045	4,021
Services - 0.1%
Brand Industrial Services, Inc. 10.375% 8/1/30 (i)	4,560	4,834
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (i)	6,300	5,859
The GEO Group, Inc. 8.625% 4/15/29	2,935	3,070
TOTAL SERVICES		13,763
Super Retail - 0.2%
Carvana Co. 5.625% 10/1/25 (i)	8,225	8,123
EG Global Finance PLC 12% 11/30/28 (i)	20,615	22,922
TOTAL SUPER RETAIL		31,045
Technology - 0.2%
Acuris Finance U.S. 9% 8/1/29 (i)	8,415	8,248
Cloud Software Group, Inc.:
8.25% 6/30/32 (i)	16,354	16,809
9% 9/30/29 (i)	8,495	8,494
Wolfspeed, Inc. 4.2917% 6/23/30 pay-in-kind (b)(f)(g)(i)	2,555	2,453
TOTAL TECHNOLOGY		36,004
Telecommunications - 0.6%
Altice Financing SA 5.75% 8/15/29 (i)	12,926	10,601
Altice France SA:
5.125% 1/15/29 (i)	8,087	6,057
5.125% 7/15/29 (i)	21,585	16,145
5.5% 1/15/28 (i)	8,480	6,580
5.5% 10/15/29 (i)	22,075	16,528
Consolidated Communications, Inc. 5% 10/1/28 (i)	410	379
Frontier Communications Holdings LLC:
5% 5/1/28 (i)	4,005	3,937
8.75% 5/15/30 (i)	1,560	1,651
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (i)	4,745	3,995
6.75% 10/15/27 (i)	19,480	18,303
TOTAL TELECOMMUNICATIONS		84,176
TOTAL NONCONVERTIBLE BONDS (Cost $662,145)		665,806

Asset-Backed Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Agl Clo 5 Ltd. Series 2024-5A Class ERR, CME Term SOFR 3 Month Index + 6.350% 10.9674% 7/20/34 (b)(c)(i)	806	807
Birch Grove Clo 4 Ltd. Series 2024-4A Class ER, CME Term SOFR 3 Month Index + 6.500% 11.1559% 7/15/37 (b)(c)(i)	3,336	3,353
Carval Clo Xi-C Ltd. Series 2024-3A Class E, CME Term SOFR 3 Month Index + 6.350% 10.9214% 10/20/37 (b)(c)(i)	460	463
Eaton Vance CLO, Ltd. Series 2024-1A Class D2, CME Term SOFR 3 Month Index + 4.500% 9.1559% 10/15/37 (b)(c)(i)	1,810	1,828
Goldentree Loan Management U.S. CLO 18, Ltd. Series 2024-21A Class DJ, CME Term SOFR 3 Month Index + 4.250% 8.8674% 7/20/37 (b)(c)(i)	2,807	2,810
Goldentree Loan Management U.S. CLO 21, Ltd. Series 2024-21A Class E, CME Term SOFR 3 Month Index + 5.700% 10.3174% 7/20/37 (b)(c)(i)	4,213	4,235
Magnetite Xxix Ltd. Series 2024-29A Class ER, CME Term SOFR 3 Month Index + 6.000% 11.2417% 7/15/37 (b)(c)(i)	1,023	1,036
Midocean Credit Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 Month Index + 6.250% 6.25% 10/20/37 (b)(c)(i)(j)	1,153	1,153
Ocp Clo 2017-14 Ltd. Series 2024-14A Class ER, CME Term SOFR 3 Month Index + 6.550% 11.2908% 7/20/37 (b)(c)(i)	1,457	1,476
Palmer Square Ln Funding 2024-2 Lt Series 2024-2A Class D, CME Term SOFR 3 Month Index + 4.700% 6.2% 1/15/33 (b)(c)(i)(j)	2,704	2,704
Palmer Square Ln Funding 2024-3 Series 2024-3A Class D, CME Term SOFR 3 Month Index + 5.400% 10.7366% 8/8/32 (b)(c)(i)	5,670	5,686
Rr 31 Ltd. Series 2024-31A Class D, CME Term SOFR 3 Month Index + 6.000% 10.5928% 10/15/39 (b)(c)(i)	1,250	1,252
TOTAL ASSET-BACKED SECURITIES (Cost $26,689)		26,803

Common Stocks - 1.5%
	Shares	Value ($) (000s)
Broadcasting - 0.0%
ION Media Networks, Inc. (f)(k)	2,842	0
Capital Goods - 0.0%
TNT Crane & Rigging LLC (f)(k)	512,868	698
TNT Crane & Rigging LLC warrants 10/31/25 (f)(k)	86,957	0
TOTAL CAPITAL GOODS		698
Consumer Products - 0.1%
JOANN, Inc. (f)(l)	6,027,648	12,477
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (f)	510,379	45,970
Carnelian Point Holdings LP warrants (f)(k)	18,944	55
Limetree Bay Cayman Ltd. (f)(k)	2,899	191
TOTAL DIVERSIFIED FINANCIAL SERVICES		46,216
Energy - 0.8%
California Resources Corp.	643,972	33,467
EP Energy Corp. (f)(k)	80,740	103
Expand Energy Corp.	587,218	49,749
Expand Energy Corp. (m)	4,049	343
Exxon Mobil Corp.	329,097	38,432
TOTAL ENERGY		122,094
Entertainment/Film - 0.1%
New Cineworld Ltd. (f)(k)	715,262	13,790
Hotels - 0.1%
Travelport Finance Luxembourg SARL (f)	3,686	9,025
Restaurants - 0.1%
Old Claimco LLC (f)(k)	542,500	6,505
Telecommunications - 0.0%
GTT Communications, Inc. (f)(k)	118,360	6,397
TOTAL COMMON STOCKS (Cost $118,317)		217,202

Preferred Securities - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 0.3%
Citigroup, Inc. 4.7% (b)(n)	24,205	24,338
JPMorgan Chase & Co. 4.6% (b)(n)	13,450	13,540
TOTAL BANKS & THRIFTS		37,878
Diversified Financial Services - 0.0%
Aircastle Ltd. 5.25% (b)(i)(n)	8,580	8,492
TOTAL PREFERRED SECURITIES (Cost $46,214)		46,370

Other - 0.8%
	Shares	Value ($) (000s)
Other - 0.8%
Fidelity Private Credit Co. LLC (m)(o) (Cost $112,299)	11,271,791	113,620

Money Market Funds - 5.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.87% (p) (Cost $872,159)	872,008,592	872,183

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $15,275,381)	15,171,549
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(489,407)
NET ASSETS - 100.0%	14,682,142

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)	Level 3 security
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $10,204,000 and $10,140,000, respectively.

(h)	Non-income producing - Security is in default.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $657,492,000 or 4.5% of net assets.

(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Non-income producing
(l)	Affiliated company
(m)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $113,963,000 or 0.8% of net assets.

(n)	Security is perpetual in nature with no stated maturity date.
(o)	Affiliated Fund
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Expand Energy Corp.	2/10/21	38

Fidelity Private Credit Co. LLC	5/01/22 - 10/28/24	112,299

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	1,286,453	3,161,926	3,574,430	55,026	1	(1,767)	872,183	1.7%
Fidelity Securities Lending Cash Central Fund 4.87%	51,380	99,470	150,850	50	-	-	-	0.0%
Total	1,337,833	3,261,396	3,725,280	55,076	1	(1,767)	872,183

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	94,881	19,184	-	14,139	-	(445)	113,620
	94,881	19,184	-	14,139	-	(445)	113,620

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
JOANN, Inc.	-	415	-	-	-	12,062	12,477
Total	-	415	-	-	-	12,062	12,477

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	13,790	-	-	13,790
Consumer Discretionary	28,007	-	-	28,007
Energy	122,094	121,991	-	103
Financials	46,216	-	-	46,216
Industrials	698	-	-	698
Information Technology	6,397	-	-	6,397

Bank Loan Obligations	13,229,565	-	13,152,197	77,368

Corporate Bonds	665,806	-	663,353	2,453

Asset-Backed Securities	26,803	-	26,803	-

Preferred Securities	46,370	-	46,370	-

Other	113,620	-	113,620	-

Money Market Funds	872,183	872,183	-	-
Total Investments in Securities:	15,171,549	994,174	14,002,343	175,032

Net Unrealized Appreciation on Unfunded Commitments	4,480	-	-	4,480
Total	4,480	-	-	4,480
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$223,482
Net Realized Gain (Loss) on Investment Securities	2,882
Net Unrealized Gain (Loss) on Investment Securities	1,746
Cost of Purchases	50,544
Proceeds of Sales	(99,374)
Amortization/Accretion	909
Transfers into Level 3	-
Transfers out of Level 3	(5,157)
Ending Balance	$175,032
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2024	$42,398

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $14,290,507)	$14,173,269
Fidelity Central Funds (cost $872,159)	872,183
Other affiliated issuers (cost $112,715)	126,097

Total Investment in Securities (cost $15,275,381)		$15,171,549
Cash		13,274
Receivable for investments sold		132,023
Unrealized appreciation on unfunded commitments		4,480
Receivable for fund shares sold		21,319
Interest receivable		79,654
Distributions receivable from Fidelity Central Funds		3,439
Prepaid expenses		17
Other receivables		283
Total assets		15,426,038
Liabilities
Payable for investments purchased
Regular delivery	$694,152
Delayed delivery	3,857
Payable for fund shares redeemed	18,808
Distributions payable	18,699
Accrued management fee	7,707
Distribution and service plan fees payable	254
Other payables and accrued expenses	419
Total liabilities		743,896
Commitments and contingent liabilities (see Significant Accounting Policies and Litigation notes)
Net Assets		$14,682,142
Net Assets consist of:
Paid in capital		$15,960,829
Total accumulated earnings (loss)		(1,278,687)
Net Assets		$14,682,142

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($675,885 ÷ 72,733 shares)(a)		$9.29
Maximum offering price per share (100/97.25 of $9.29)		$9.55
Class M :
Net Asset Value and redemption price per share ($87,381 ÷ 9,417 shares)(a)		$9.28
Maximum offering price per share (100/97.25 of $9.28)		$9.54
Class C :
Net Asset Value and offering price per share ($115,117 ÷ 12,390 shares)(a)		$9.29
Fidelity Floating Rate High Income Fund :
Net Asset Value, offering price and redemption price per share ($9,515,970 ÷ 1,025,357 shares)		$9.28
Class I :
Net Asset Value, offering price and redemption price per share ($2,081,268 ÷ 224,460 shares)		$9.27
Class Z :
Net Asset Value, offering price and redemption price per share ($2,206,521 ÷ 237,876 shares)		$9.28
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2024 Amounts in thousands
Investment Income
Dividends:
Unaffiliated issuers		$12,860
Affiliated issuers		14,045
Interest		1,204,064
Income from Fidelity Central Funds (including $50 from security lending)		55,076
Total income		1,286,045
Expenses
Management fee	$85,195
Transfer agent fees	4,489
Distribution and service plan fees	2,992
Accounting fees	587
Custodian fees and expenses	71
Independent trustees' fees and expenses	61
Registration fees	630
Audit fees	97
Legal	420
Miscellaneous	176
Total expenses before reductions	94,718
Expense reductions	(1,086)
Total expenses after reductions		93,632
Net Investment income (loss)		1,192,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(116,770)
Fidelity Central Funds	1
Capital gain distributions from underlying funds:
Affiliated issuers	94
Total net realized gain (loss)		(116,675)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	233,782
Fidelity Central Funds	(1,767)
Other affiliated issuers	11,617
Unfunded commitments	4,393
Total change in net unrealized appreciation (depreciation)		248,025
Net gain (loss)		131,350
Net increase (decrease) in net assets resulting from operations		$1,323,763
Statement of Changes in Net Assets

Amount in thousands	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,192,413	$963,141
Net realized gain (loss)	(116,675)	(56,353)
Change in net unrealized appreciation (depreciation)	248,025	303,611
Net increase (decrease) in net assets resulting from operations	1,323,763	1,210,399
Distributions to shareholders	(1,165,961)	(961,832)

Share transactions - net increase (decrease)	2,215,797	31,517
Total increase (decrease) in net assets	2,373,599	280,084

Net Assets
Beginning of period	12,308,543	12,028,459
End of period	$14,682,142	$12,308,543

Financial Highlights
Fidelity Advisor® Floating Rate High Income Fund Class A

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.17	$8.98	$9.53	$8.98	$9.39
Income from Investment Operations
Net investment income (loss) A,B	.771	.727	.370	.298	.362
Net realized and unrealized gain (loss)	.103	.190	(.556)	.525	(.411)
Total from investment operations	.874	.917	(.186)	.823	(.049)
Distributions from net investment income	(.754)	(.727)	(.364)	(.273)	(.361)
Total distributions	(.754)	(.727)	(.364)	(.273)	(.361)
Net asset value, end of period	$9.29	$9.17	$8.98	$9.53	$8.98
Total Return C,D	9.85%	10.55%	(1.96)%	9.24%	(.45)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.95%	.97%	.97%	.98%	.98%
Expenses net of fee waivers, if any	.94%	.96%	.97%	.98%	.98%
Expenses net of all reductions	.94%	.96%	.97%	.97%	.98%
Net investment income (loss)	8.31%	7.96%	4.00%	3.18%	4.01%
Supplemental Data
Net assets, end of period (in millions)	$676	$601	$575	$523	$411
Portfolio turnover rate G	41%	35%	27%	31%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Floating Rate High Income Fund Class M

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.16	$8.96	$9.51	$8.97	$9.38
Income from Investment Operations
Net investment income (loss) A,B	.772	.728	.369	.297	.361
Net realized and unrealized gain (loss)	.102	.200	(.555)	.514	(.411)
Total from investment operations	.874	.928	(.186)	.811	(.050)
Distributions from net investment income	(.754)	(.728)	(.364)	(.271)	(.360)
Total distributions	(.754)	(.728)	(.364)	(.271)	(.360)
Net asset value, end of period	$9.28	$9.16	$8.96	$9.51	$8.97
Total Return C,D	9.86%	10.69%	(1.97)%	9.12%	(.46)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.93%	.95%	.97%	.99%	1.00%
Expenses net of fee waivers, if any	.93%	.95%	.96%	.99%	1.00%
Expenses net of all reductions	.93%	.95%	.96%	.99%	.99%
Net investment income (loss)	8.32%	7.98%	4.00%	3.16%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$87	$86	$87	$65	$58
Portfolio turnover rate G	41%	35%	27%	31%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Floating Rate High Income Fund Class C

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.17	$8.97	$9.53	$8.98	$9.39
Income from Investment Operations
Net investment income (loss) A,B	.702	.659	.300	.228	.295
Net realized and unrealized gain (loss)	.102	.199	(.565)	.524	(.411)
Total from investment operations	.804	.858	(.265)	.752	(.116)
Distributions from net investment income	(.684)	(.658)	(.295)	(.202)	(.294)
Total distributions	(.684)	(.658)	(.295)	(.202)	(.294)
Net asset value, end of period	$9.29	$9.17	$8.97	$9.53	$8.98
Total Return C,D	9.03%	9.84%	(2.81)%	8.42%	(1.19)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.70%	1.72%	1.72%	1.73%	1.74%
Expenses net of fee waivers, if any	1.69%	1.71%	1.72%	1.73%	1.74%
Expenses net of all reductions	1.69%	1.71%	1.72%	1.73%	1.74%
Net investment income (loss)	7.56%	7.21%	3.24%	2.42%	3.26%
Supplemental Data
Net assets, end of period (in millions)	$115	$110	$114	$109	$156
Portfolio turnover rate G	41%	35%	27%	31%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Floating Rate High Income Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.16	$8.96	$9.52	$8.97	$9.38
Income from Investment Operations
Net investment income (loss) A,B	.794	.753	.397	.326	.391
Net realized and unrealized gain (loss)	.106	.200	(.566)	.525	(.413)
Total from investment operations	.900	.953	(.169)	.851	(.022)
Distributions from net investment income	(.780)	(.753)	(.391)	(.301)	(.388)
Total distributions	(.780)	(.753)	(.391)	(.301)	(.388)
Net asset value, end of period	$9.28	$9.16	$8.96	$9.52	$8.97
Total Return C	10.16%	10.99%	(1.79)%	9.58%	(.15)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.67%	.67%	.68%	.67%	.68%
Expenses net of fee waivers, if any	.66%	.67%	.68%	.67%	.68%
Expenses net of all reductions	.66%	.67%	.68%	.67%	.68%
Net investment income (loss)	8.59%	8.26%	4.29%	3.48%	4.32%
Supplemental Data
Net assets, end of period (in millions)	$9,516	$7,026	$6,461	$6,419	$4,640
Portfolio turnover rate F	41%	35%	27%	31%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Floating Rate High Income Fund Class I

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.15	$8.96	$9.51	$8.96	$9.37
Income from Investment Operations
Net investment income (loss) A,B	.794	.750	.391	.321	.388
Net realized and unrealized gain (loss)	.102	.190	(.554)	.525	(.414)
Total from investment operations	.896	.940	(.163)	.846	(.026)
Distributions from net investment income	(.776)	(.750)	(.387)	(.296)	(.384)
Total distributions	(.776)	(.750)	(.387)	(.296)	(.384)
Net asset value, end of period	$9.27	$9.15	$8.96	$9.51	$8.96
Total Return C	10.13%	10.84%	(1.73)%	9.54%	(.20)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.69%	.70%	.72%	.72%	.73%
Expenses net of fee waivers, if any	.68%	.70%	.72%	.72%	.72%
Expenses net of all reductions	.68%	.70%	.72%	.72%	.72%
Net investment income (loss)	8.57%	8.23%	4.25%	3.43%	4.27%
Supplemental Data
Net assets, end of period (in millions)	$2,081	$1,972	$1,993	$1,167	$681
Portfolio turnover rate F	41%	35%	27%	31%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Floating Rate High Income Fund Class Z

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.16	$8.96	$9.51	$8.97	$9.37
Income from Investment Operations
Net investment income (loss) A,B	.805	.759	.401	.329	.388
Net realized and unrealized gain (loss)	.101	.198	(.555)	.516	(.396)
Total from investment operations	.906	.957	(.154)	.845	(.008)
Distributions from net investment income	(.786)	(.757)	(.396)	(.305)	(.392)
Total distributions	(.786)	(.757)	(.396)	(.305)	(.392)
Net asset value, end of period	$9.28	$9.16	$8.96	$9.51	$8.97
Total Return C	10.24%	11.05%	(1.63)%	9.52%	.01%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.59%	.62%	.62%	.62%	.63%
Expenses net of fee waivers, if any	.58%	.61%	.62%	.62%	.63%
Expenses net of all reductions	.58%	.61%	.62%	.62%	.63%
Net investment income (loss)	8.67%	8.31%	4.35%	3.53%	4.37%
Supplemental Data
Net assets, end of period (in millions)	$2,207	$2,513	$2,798	$2,449	$641
Portfolio turnover rate F	41%	35%	27%	31%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended October 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Advisor Floating Rate High Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2024 was 11.38%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.  For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$95,211	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	1.9 - 12.3 / 4.5	Increase
		Market approach	Transaction price	$2.92 - $90.00 / $89.90	Increase
		Discounted cash flow	Yield	12.2%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.9% - 4.3% / 3.9%	Increase
			Term	1.0	Increase
			Volatility	22.5% - 45.0% / 22.5%	Increase
Corporate Bonds	$2,453	Market approach	Transaction price	$96.00	Increase
Bank Loan Obligations	$77,368	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5	Increase
		Market approach	Transaction price	$100.00	Increase
		Discounted cash flow	Yield	0.0% - 12.5% / 8.2%	Decrease
		Indicative market price	Evaluated bid	$75.00 - $100.00 / $90.83	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Floating Rate High Income Fund	$274

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), market discount, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$293,426
Gross unrealized depreciation	(349,337)
Net unrealized appreciation (depreciation)	$(55,911)
Tax Cost	$15,231,941

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,013
Capital loss carryforward	$(1,228,902)
Net unrealized appreciation (depreciation) on securities and other investments	$(55,911)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(45,218)
Long-term	(1,183,684)
Total capital loss carryforward	$(1,228,902)

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$1,165,961	$ 961,832

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Advisor Floating Rate High Income Fund	Fidelity Private Credit Co. LLC	14,381

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Floating Rate High Income Fund	EchoStar Corp. 10.75% 9/27/29	51,700	4,480

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Floating Rate High Income Fund	8,142,363	5,421,522
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.69
Fidelity Floating Rate High Income Fund	.65
Class I	.68
Class Z	.59

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
Fidelity Floating Rate High Income Fund	.64
Class I	.68
Class Z	.58

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .55%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,619	132
Class M	- %	.25%	218	1
Class C	.75%	.25%	1,155	240
			2,992	373

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	75
Class M	6
Class C A	1
82

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1483
Class M	.1367
Class C	.1492
Fidelity Floating Rate High Income Fund	.1064
Class I	.1372
Class Z	.0500

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	308.15
Class M	40.14
Class C	56.15
Fidelity Floating Rate High Income Fund	2,704.11
Class I	959.14
Class Z	422.05
	4,489

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Floating Rate High Income Fund	.0137

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Floating Rate High Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Floating Rate High Income Fund	22

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Floating Rate High Income Fund	5	-	-

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until February 28, 2026. During the period, this waiver reduced the Fund's management fee by $694.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $80.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $312.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor Floating Rate High Income Fund
Distributions to shareholders
Class A	$52,534	$44,976
Class M	7,099	7,043
Class C	8,509	8,076
Fidelity Floating Rate High Income Fund	711,164	526,804
Class I	178,961	158,730
Class Z	207,694	216,203
Total	$1,165,961	$961,832
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor Floating Rate High Income Fund
Class A
Shares sold	22,757	20,522	$211,399	$187,909
Reinvestment of distributions	5,113	4,454	47,497	40,696
Shares redeemed	(20,705)	(23,477)	(192,232)	(214,086)
Net increase (decrease)	7,165	1,499	$66,664	$14,519
Class M
Shares sold	2,512	2,976	$23,292	$27,078
Reinvestment of distributions	744	755	6,898	6,886
Shares redeemed	(3,269)	(4,009)	(30,319)	(36,464)
Net increase (decrease)	(13)	(278)	$(129)	$(2,500)
Class C
Shares sold	3,993	4,587	$37,064	$41,782
Reinvestment of distributions	864	823	8,030	7,523
Shares redeemed	(4,434)	(6,105)	(41,157)	(55,688)
Net increase (decrease)	423	(695)	$3,937	$(6,383)
Fidelity Floating Rate High Income Fund
Shares sold	481,932	282,875	$4,469,768	$2,586,129
Reinvestment of distributions	63,798	48,217	591,928	440,050
Shares redeemed	(287,305)	(284,925)	(2,661,889)	(2,593,072)
Net increase (decrease)	258,425	46,167	$2,399,807	$433,107
Class I
Shares sold	100,802	113,232	$933,137	$1,032,650
Reinvestment of distributions	14,367	13,504	133,168	123,082
Shares redeemed	(106,103)	(133,919)	(982,087)	(1,218,642)
Net increase (decrease)	9,066	(7,183)	$84,218	$(62,910)
Class Z
Shares sold	59,276	66,053	$549,775	$601,643
Reinvestment of distributions	17,057	18,534	158,208	169,022
Shares redeemed	(112,865)	(122,461)	(1,046,683)	(1,114,981)
Net increase (decrease)	(36,532)	(37,874)	$(338,700)	$(344,316)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Floating Rate High Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.82% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $874,342,708 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,165,689,212 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Floating Rate High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that the fund has a variable unified management fee, which covers for services beyond portfolio management.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.750077.124
AFR-ANN-1224
Fidelity Advisor® High Income Advantage Fund

(to be renamed Fidelity Advisor® Capital & Income Fund effective December 30, 2024)

Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® High Income Advantage Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Corporate Bonds - 51.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 1.2%
Broadcasting - 0.6%
DISH Network Corp.:
0% 12/15/25	6,054	5,375
3.375% 8/15/26	8,600	7,221
		12,596
Diversified Financial Services - 0.2%
Coinbase Global, Inc. 0.25% 4/1/30 (b)	1,440	1,304
New Cotai LLC 5% 2/24/27 (c)	1,881	3,702
		5,006
Technology - 0.4%
Wolfspeed, Inc. 1.875% 12/1/29	19,874	9,897
TOTAL CONVERTIBLE BONDS		27,499
Nonconvertible Bonds - 50.3%
Aerospace - 3.1%
ATI, Inc.:
4.875% 10/1/29	845	800
5.125% 10/1/31	750	708
Bombardier, Inc.:
6% 2/15/28 (b)	830	829
7.125% 6/15/26 (b)	415	419
7.25% 7/1/31 (b)	1,030	1,064
7.875% 4/15/27 (b)	1,956	1,960
8.75% 11/15/30 (b)	1,475	1,598
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	1,575	1,501
Moog, Inc. 4.25% 12/15/27 (b)	480	458
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,440	1,469
TransDigm, Inc.:
4.625% 1/15/29	4,860	4,615
4.875% 5/1/29	15,000	14,327
5.5% 11/15/27	14,675	14,528
6.375% 3/1/29 (b)	4,505	4,573
6.625% 3/1/32 (b)	1,005	1,022
6.75% 8/15/28 (b)	8,160	8,344
6.875% 12/15/30 (b)	7,770	7,965
7.125% 12/1/31 (b)	1,950	2,018
Triumph Group, Inc. 9% 3/15/28 (b)	1,147	1,195
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	1,440	1,415
		70,808
Air Transportation - 1.0%
Air Canada 3.875% 8/15/26 (b)	1,240	1,200
Allegiant Travel Co. 7.25% 8/15/27 (b)	1,320	1,300
American Airlines, Inc.:
7.25% 2/15/28 (b)	3,155	3,207
8.5% 5/15/29 (b)	3,235	3,400
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (b)	4,820	4,773
Rand Parent LLC 8.5% 2/15/30 (b)	2,390	2,385
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (b)	1,044	649
8% 9/20/25 (b)	470	292
United Airlines, Inc.:
4.375% 4/15/26 (b)	3,965	3,897
4.625% 4/15/29 (b)	3,180	3,044
		24,147
Automotive & Auto Parts - 0.7%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	960	976
Allison Transmission, Inc. 5.875% 6/1/29 (b)	1,265	1,261
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)	1,920	1,965
Dana, Inc.:
4.25% 9/1/30	1,185	1,036
4.5% 2/15/32	1,305	1,116
LCM Investments Holdings 8.25% 8/1/31 (b)	1,160	1,211
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	710	732
6.5% 3/26/31 (b)	1,085	1,127
8.125% 3/30/29 (b)	1,475	1,560
McLaren Finance PLC 7.5% 8/1/26 (b)	1,130	1,096
Nesco Holdings II, Inc. 5.5% 4/15/29 (b)	1,850	1,722
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	1,995	2,062
		15,864
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
8% 11/1/31	3,105	3,460
8% 11/1/31	16,223	18,051
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	1,240	1,173
		22,684
Broadcasting - 1.3%
DISH Network Corp. 11.75% 11/15/27 (b)	9,810	10,326
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	360	279
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	1,655	1,422
4% 7/15/28 (b)	1,695	1,584
5% 8/1/27 (b)	1,575	1,543
Univision Communications, Inc.:
4.5% 5/1/29 (b)	5,610	4,980
7.375% 6/30/30 (b)	6,430	6,173
8.5% 7/31/31 (b)	3,735	3,671
		29,978
Building Materials - 0.5%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	355	349
6.375% 6/15/30 (b)	890	897
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (b)	835	831
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)	1,540	1,567
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (b)	590	564
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	3,925	4,123
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29 (b)	1,445	1,433
7.25% 1/15/31 (b)	1,480	1,532
		11,296
Cable/Satellite TV - 0.3%
VZ Secured Financing BV 5% 1/15/32 (b)	3,855	3,461
Ziggo BV 4.875% 1/15/30 (b)	3,795	3,519
		6,980
Capital Goods - 0.1%
ATS Corp. 4.125% 12/15/28 (b)	1,015	952
Chart Industries, Inc. 7.5% 1/1/30 (b)	2,500	2,600
		3,552
Chemicals - 1.3%
Compass Minerals International, Inc. 6.75% 12/1/27 (b)	3,850	3,795
Consolidated Energy Finance SA 12% 2/15/31 (b)	3,610	3,521
Ingevity Corp. 3.875% 11/1/28 (b)	1,515	1,394
LSB Industries, Inc. 6.25% 10/15/28 (b)	3,360	3,251
NOVA Chemicals Corp. 8.5% 11/15/28 (b)	1,325	1,405
Olin Corp. 5% 2/1/30	1,555	1,484
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	3,370	3,172
7.125% 10/1/27 (b)	1,070	1,086
9.75% 11/15/28 (b)	4,875	5,172
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (b)	1,035	991
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	1,985	1,961
Tronox, Inc. 4.625% 3/15/29 (b)	1,705	1,547
W.R. Grace Holding LLC 7.375% 3/1/31 (b)	950	982
		29,761
Consumer Products - 1.3%
Angi Group LLC 3.875% 8/15/28 (b)	750	679
Foundation Building Materials, Inc. 6% 3/1/29 (b)	735	649
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (b)	1,240	1,196
Kronos Acquisition Holdings, Inc. 8.25% 6/30/31 (b)	2,140	2,119
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (b)	2,260	2,148
7.75% 2/15/29 (b)	2,540	2,465
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (b)	257	225
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)	2,230	1,940
4% 4/15/29 (b)	2,545	2,345
The Scotts Miracle-Gro Co. 4% 4/1/31	1,530	1,370
TKC Holdings, Inc. 6.875% 5/15/28 (b)	10,855	10,687
Wayfair LLC 7.25% 10/31/29 (b)	2,330	2,358
Windsor Holdings III, LLC 8.5% 6/15/30 (b)	955	1,005
		29,186
Containers - 0.5%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	4,780	4,745
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,185
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	825	803
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	1,125	1,029
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)	570	562
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)	1,895	1,947
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% 2/1/28 (b)	950	960
Trident TPI Holdings, Inc. 12.75% 12/31/28 (b)	950	1,042
		12,273
Diversified Financial Services - 2.0%
Broadstreet Partners, Inc. 5.875% 4/15/29 (b)	2,115	2,014
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	4,600	4,089
3.625% 10/1/31 (b)	2,715	2,264
Compass Group Diversified Holdings LLC:
5% 1/15/32 (b)	870	799
5.25% 4/15/29 (b)	2,270	2,182
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	1,465	1,543
Hightower Holding LLC 6.75% 4/15/29 (b)	785	773
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,415	2,849
5.25% 5/15/27	5,030	4,686
6.25% 5/15/26	5,825	5,725
MSCI, Inc.:
3.25% 8/15/33 (b)	1,245	1,064
4% 11/15/29 (b)	900	853
OneMain Finance Corp.:
4% 9/15/30	720	634
5.375% 11/15/29	9,325	8,937
6.625% 1/15/28	1,185	1,204
7.125% 3/15/26	4,710	4,825
7.875% 3/15/30	985	1,025
Williams Scotsman, Inc. 7.375% 10/1/31 (b)	985	1,020
		46,486
Energy - 7.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (b)	1,205	1,174
5.75% 3/1/27 (b)	2,655	2,650
5.75% 1/15/28 (b)	1,705	1,696
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	1,045	997
Borr IHC Ltd. / Borr Finance Ltd.:
10% 11/15/28 (b)	1,421	1,448
10.375% 11/15/30 (b)	478	489
California Resources Corp. 8.25% 6/15/29 (b)	1,085	1,096
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	1,105	1,105
7% 6/15/25 (b)	3,035	3,036
8.375% 1/15/29 (b)	4,325	4,499
Civitas Resources, Inc. 8.625% 11/1/30 (b)	1,985	2,085
CNX Midstream Partners LP 4.75% 4/15/30 (b)	900	838
CNX Resources Corp.:
6% 1/15/29 (b)	690	684
7.375% 1/15/31 (b)	890	915
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	4,426	4,044
6.75% 3/1/29 (b)	7,095	6,795
CPI CG, Inc. 10% 7/15/29 (b)	1,070	1,121
CQP Holdco LP / BIP-V Chinook Holdco LLC:
5.5% 6/15/31 (b)	4,245	4,040
7.5% 12/15/33 (b)	2,610	2,761
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)	665	672
CVR Energy, Inc.:
5.75% 2/15/28 (b)	3,170	2,891
8.5% 1/15/29 (b)	6,890	6,681
DCP Midstream Operating LP 8.125% 8/16/30	130	149
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125% 6/1/28 (b)	2,645	2,620
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (b)	985	1,017
DT Midstream, Inc.:
4.125% 6/15/29 (b)	1,215	1,141
4.375% 6/15/31 (b)	1,215	1,118
Energy Transfer LP:
5.625% 5/1/27 (b)	12,200	12,204
6% 2/1/29 (b)	8,530	8,663
EnLink Midstream LLC:
5.375% 6/1/29	650	655
6.5% 9/1/30 (b)	2,725	2,870
Expand Energy Corp.:
4.875% (c)(d)	2,950	0
5.375% 3/15/30	1,665	1,637
5.75% (c)(d)	1,890	0
5.875% 2/1/29 (b)	2,735	2,732
6.75% 4/15/29 (b)	1,150	1,163
7% (c)(d)	840	0
8% (c)(d)	300	0
8% (c)(d)	480	0
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (b)	1,235	1,260
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)	1,250	1,150
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	1,345	1,256
5.125% 6/15/28 (b)	1,570	1,536
5.5% 10/15/30 (b)	890	870
5.625% 2/15/26 (b)	2,690	2,684
HF Sinclair Corp.:
5% 2/1/28	1,060	1,049
6.375% 4/15/27	890	901
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	310	302
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	2,400	2,532
Kinetik Holdings LP 5.875% 6/15/30 (b)	1,335	1,325
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (b)	2,300	2,226
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6% 8/1/26 (b)	2,055	2,051
Mesquite Energy, Inc. 7.25% (b)(c)(d)	6,264	0
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31 (b)	1,085	1,063
Nabors Industries Ltd. 7.5% 1/15/28 (b)	1,360	1,294
Nabors Industries, Inc. 9.125% 1/31/30 (b)	1,950	2,014
Noble Finance II LLC 8% 4/15/30 (b)	960	973
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	990	1,000
8.75% 6/15/31 (b)	1,950	2,017
Occidental Petroleum Corp. 7.2% 3/15/29	545	586
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	3,845	3,732
7.875% 9/15/30 (b)	2,930	2,925
Permian Resources Operating LLC 5.875% 7/1/29 (b)	1,165	1,148
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	1,925	1,966
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	2,460	2,554
SM Energy Co.:
6.625% 1/15/27	850	850
6.75% 9/15/26	845	847
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (b)	1,610	1,477
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	485	433
11.75% 10/1/28 (b)	2,950	2,399
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,320	1,255
4.5% 4/30/30	1,710	1,605
6% 4/15/27	4,740	4,745
7% 9/15/28 (b)	985	1,012
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	95	91
6% 3/1/27 (b)	950	943
6% 9/1/31 (b)	1,620	1,503
Talos Production, Inc.:
9% 2/1/29 (b)	880	906
9.375% 2/1/31 (b)	1,000	1,030
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	1,405	1,363
Teine Energy Ltd. 6.875% 4/15/29 (b)	1,145	1,126
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)	1,977	2,034
Transocean, Inc.:
8% 2/1/27 (b)	1,228	1,224
8.25% 5/15/29 (b)	775	779
8.5% 5/15/31 (b)	7,275	7,331
8.75% 2/15/30 (b)	4,004	4,148
Valaris Ltd. 8.375% 4/30/30 (b)	975	989
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	1,035	954
4.125% 8/15/31 (b)	1,035	943
6.25% 1/15/30 (b)	3,835	3,920
Viridien 8.75% 4/1/27 (b)	1,530	1,479
		173,486
Environmental - 0.8%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	790	796
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	2,655	2,629
6% 6/15/30 (b)	2,040	2,026
GFL Environmental, Inc.:
4% 8/1/28 (b)	1,275	1,206
4.75% 6/15/29 (b)	1,625	1,556
6.75% 1/15/31 (b)	1,450	1,493
Madison IAQ LLC:
4.125% 6/30/28 (b)	1,535	1,457
5.875% 6/30/29 (b)	1,225	1,162
Reworld Holding Corp.:
4.875% 12/1/29 (b)	4,810	4,492
5% 9/1/30	1,940	1,783
		18,600
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	4,630	4,278
4.625% 1/15/27 (b)	4,225	4,145
4.875% 2/15/30 (b)	6,100	5,941
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	675	600
Parkland Corp.:
4.5% 10/1/29 (b)	1,145	1,064
4.625% 5/1/30 (b)	1,735	1,595
6.625% 8/15/32 (b)	1,085	1,083
		18,706
Food/Beverage/Tobacco - 1.8%
BellRing Brands, Inc. 7% 3/15/30 (b)	2,425	2,524
C&S Group Enterprises LLC 5% 12/15/28 (b)	1,110	919
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)	855	821
Fiesta Purchaser, Inc.:
7.875% 3/1/31 (b)	1,895	1,987
9.625% 9/15/32 (b)	1,315	1,375
KeHE Distributor / Nextwave 9% 2/15/29 (b)	12,270	12,705
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	1,720	1,597
4.375% 1/31/32 (b)	860	788
Performance Food Group, Inc.:
4.25% 8/1/29 (b)	1,160	1,086
5.5% 10/15/27 (b)	1,353	1,342
Post Holdings, Inc.:
4.5% 9/15/31 (b)	6,170	5,617
4.625% 4/15/30 (b)	2,050	1,916
5.5% 12/15/29 (b)	865	844
5.625% 1/15/28 (b)	3,640	3,670
Simmons Foods, Inc. 4.625% 3/1/29 (b)	1,070	991
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	810	800
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	1,070	1,015
7.25% 1/15/32 (b)	985	1,023
		41,020
Gaming - 1.4%
Boyd Gaming Corp. 4.75% 6/15/31 (b)	4,225	3,943
Churchill Downs, Inc.:
5.75% 4/1/30 (b)	2,330	2,294
6.75% 5/1/31 (b)	1,925	1,960
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)	4,710	4,397
6.75% 1/15/30 (b)	4,950	4,502
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	1,250	1,230
Light & Wonder International, Inc. 7.5% 9/1/31 (b)	970	1,002
MGM Resorts International 4.75% 10/15/28	1,470	1,421
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	2,005	2,061
Premier Entertainment Sub LLC:
5.625% 9/1/29 (b)	2,410	1,705
5.875% 9/1/31 (b)	370	239
Station Casinos LLC 4.625% 12/1/31 (b)	1,300	1,181
Studio City Finance Ltd. 5% 1/15/29 (b)	725	653
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (b)	1,445	1,360
4.25% 12/1/26 (b)	3,015	2,958
4.625% 12/1/29 (b)	1,720	1,652
		32,558
Healthcare - 3.5%
180 Medical, Inc. 3.875% 10/15/29 (b)	910	846
Avantor Funding, Inc. 3.875% 11/1/29 (b)	860	793
Bausch + Lomb Corp. 8.375% 10/1/28 (b)	1,970	2,067
Bausch Health Companies, Inc.:
4.875% 6/1/28 (b)	2,920	2,256
5.75% 8/15/27 (b)	2,955	2,439
6.125% 2/1/27 (b)	5,185	4,680
11% 9/30/28 (b)	845	778
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	1,365	1,251
4% 3/15/31 (b)	1,545	1,381
4.25% 5/1/28 (b)	485	461
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)	2,860	2,385
5.25% 5/15/30 (b)	2,625	2,291
6% 1/15/29 (b)	1,085	1,022
6.125% 4/1/30 (b)	2,910	2,278
10.875% 1/15/32 (b)	3,150	3,376
DaVita, Inc.:
3.75% 2/15/31 (b)	535	465
4.625% 6/1/30 (b)	4,545	4,184
Encompass Health Corp. 5.75% 9/15/25	228	228
Grifols SA 4.75% 10/15/28 (b)	850	783
HAH Group Holding Co. LLC 9.75% 10/1/31 (b)	1,620	1,651
HealthEquity, Inc. 4.5% 10/1/29 (b)	895	853
Hologic, Inc. 4.625% 2/1/28 (b)	645	633
IQVIA, Inc. 5% 10/15/26 (b)	1,125	1,113
Jazz Securities DAC 4.375% 1/15/29 (b)	1,635	1,547
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	1,360	1,231
3.875% 5/15/32 (b)	1,730	1,534
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	3,525	3,340
5.125% 4/30/31 (b)	2,410	2,198
Owens & Minor, Inc. 4.5% 3/31/29 (b)	1,065	958
Tenet Healthcare Corp.:
4.25% 6/1/29	8,360	7,909
4.375% 1/15/30	6,245	5,855
6.125% 6/15/30	4,600	4,622
6.25% 2/1/27	9,945	9,953
6.75% 5/15/31	990	1,012
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	865	841
5.125% 5/9/29	865	840
7.875% 9/15/29	960	1,036
		81,090
Homebuilders/Real Estate - 1.6%
Arcosa, Inc. 4.375% 4/15/29 (b)	1,075	1,014
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (b)	1,240	1,142
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)	1,080	1,004
Century Communities, Inc. 3.875% 8/15/29 (b)	1,245	1,132
Greystar Real Estate Partners 7.75% 9/1/30 (b)	860	901
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)	685	738
LGI Homes, Inc. 8.75% 12/15/28 (b)	975	1,027
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,445	1,023
5% 10/15/27	9,710	8,569
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	3,590	3,676
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29	1,070	1,015
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)	1,416	1,369
5.75% 1/15/28 (b)	2,100	2,100
5.875% 6/15/27 (b)	1,490	1,496
TopBuild Corp. 3.625% 3/15/29 (b)	755	692
TRI Pointe Homes, Inc. 5.7% 6/15/28	1,965	1,953
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	4,258	3,914
6.5% 2/15/29 (b)	2,070	1,782
10.5% 2/15/28 (b)	1,265	1,347
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (b)	675	645
		36,539
Hotels - 0.4%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)	2,825	3,033
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (b)	725	675
4% 5/1/31 (b)	1,085	988
4.875% 1/15/30	1,180	1,143
5.875% 4/1/29 (b)	1,445	1,466
6.125% 4/1/32 (b)	2,020	2,040
		9,345
Insurance - 2.1%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (b)	6,240	5,905
7.5% 11/6/30 (b)	1,055	1,073
8.25% 2/1/29 (b)	4,685	4,761
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27 (b)	1,470	1,394
5.875% 11/1/29 (b)	1,290	1,218
6.75% 10/15/27 (b)	7,995	7,965
6.75% 4/15/28 (b)	5,690	5,717
7% 1/15/31 (b)	1,680	1,691
AmWINS Group, Inc. 4.875% 6/30/29 (b)	1,205	1,134
AssuredPartners, Inc.:
5.625% 1/15/29 (b)	1,140	1,079
7.5% 2/15/32 (b)	1,005	1,012
HUB International Ltd.:
5.625% 12/1/29 (b)	5,635	5,457
7.25% 6/15/30 (b)	6,265	6,474
7.375% 1/31/32 (b)	2,495	2,545
MGIC Investment Corp. 5.25% 8/15/28	1,040	1,025
USI, Inc. 7.5% 1/15/32 (b)	1,300	1,326
		49,776
Leisure - 1.1%
Boyne U.S.A., Inc. 4.75% 5/15/29 (b)	840	801
Carnival Corp.:
4% 8/1/28 (b)	9,210	8,779
7% 8/15/29 (b)	990	1,035
7.625% 3/1/26 (b)	2,775	2,794
NCL Corp. Ltd. 5.875% 2/15/27 (b)	1,770	1,768
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	1,295	1,293
6.25% 3/15/32 (b)	2,030	2,070
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (b)	1,665	1,599
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	625	616
Voc Escrow Ltd. 5% 2/15/28 (b)	5,510	5,356
		26,111
Metals/Mining - 1.3%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (b)	1,980	1,862
7.125% 3/15/31 (b)	835	871
Alpha Natural Resources, Inc. 9.75% (c)(d)	1,770	0
Arsenal AIC Parent LLC 8% 10/1/30 (b)	1,145	1,204
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (b)	3,200	2,998
4.875% 3/1/31 (b)	1,480	1,366
6.75% 4/15/30 (b)	2,000	1,998
Eldorado Gold Corp. 6.25% 9/1/29 (b)	1,895	1,869
ERO Copper Corp. 6.5% 2/15/30 (b)	1,320	1,297
First Quantum Minerals Ltd.:
8.625% 6/1/31 (b)	5,740	5,783
9.375% 3/1/29 (b)	2,390	2,541
FMG Resources August 2006 Pty Ltd. 4.375% 4/1/31 (b)	1,145	1,042
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	905	894
Mineral Resources Ltd.:
8% 11/1/27 (b)	3,895	3,994
8.5% 5/1/30 (b)	660	679
9.25% 10/1/28 (b)	1,745	1,837
		30,235
Paper - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (b)	760	685
4% 9/1/29 (b)	1,515	1,329
6% 6/15/27 (b)	890	887
Cascades, Inc.:
5.125% 1/15/26 (b)	790	786
5.375% 1/15/28 (b)	790	777
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	1,060	1,065
8.75% 4/15/30 (b)	7,325	7,439
Mercer International, Inc. 5.125% 2/1/29	1,920	1,657
		14,625
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	1,630	1,554
4% 10/15/30 (b)	5,185	4,683
4.375% 1/15/28 (b)	5,490	5,280
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (b)	715	663
Garden SpinCo Corp. 8.625% 7/20/30 (b)	775	839
Papa John's International, Inc. 3.875% 9/15/29 (b)	765	698
Yum! Brands, Inc. 4.625% 1/31/32	1,530	1,434
		15,151
Services - 3.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)	1,335	1,307
Artera Services LLC 8.5% 2/15/31 (b)	11,195	11,095
ASGN, Inc. 4.625% 5/15/28 (b)	1,350	1,289
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (b)	846	792
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	7,245	7,681
Camelot Finance SA 4.5% 11/1/26 (b)	1,515	1,488
CoreCivic, Inc. 8.25% 4/15/29	5,765	6,054
Fair Isaac Corp. 4% 6/15/28 (b)	1,530	1,453
H&E Equipment Services, Inc. 3.875% 12/15/28 (b)	2,415	2,230
Hertz Corp.:
4.625% 12/1/26 (b)	905	684
5% 12/1/29 (b)	1,085	693
5.5% (b)(c)(d)	1,505	83
6% (b)(c)(d)	1,385	235
6.25% (c)(d)	1,605	92
7.125% (b)(c)(d)	1,430	265
12.625% 7/15/29 (b)	515	546
Iron Mountain, Inc.:
4.5% 2/15/31 (b)	2,975	2,762
4.875% 9/15/29 (b)	3,800	3,660
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	7,590	7,059
Service Corp. International 4% 5/15/31	1,610	1,452
The GEO Group, Inc.:
8.625% 4/15/29	3,605	3,771
10.25% 4/15/31	2,575	2,760
TriNet Group, Inc. 3.5% 3/1/29 (b)	1,135	1,032
Uber Technologies, Inc.:
4.5% 8/15/29 (b)	3,730	3,620
6.25% 1/15/28 (b)	1,225	1,237
7.5% 9/15/27 (b)	2,655	2,704
8% 11/1/26 (b)	7,110	7,110
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	1,285	1,282
		74,436
Steel - 0.2%
ATI, Inc. 7.25% 8/15/30	975	1,010
Commercial Metals Co. 3.875% 2/15/31	780	700
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	610	573
Vallourec SA 7.5% 4/15/32 (b)	2,115	2,215
		4,498
Super Retail - 1.9%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	492	475
4.625% 11/15/29 (b)	6,520	6,105
4.75% 3/1/30	489	460
5% 2/15/32 (b)	1,535	1,414
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)	4,585	4,591
6.75% 7/1/36	1,340	1,347
7.5% 6/15/29	1,135	1,169
EG Global Finance PLC 12% 11/30/28 (b)	22,425	24,934
LBM Acquisition LLC 6.25% 1/15/29 (b)	2,880	2,656
		43,151
Technology - 3.7%
Acuris Finance U.S. 5% 5/1/28 (b)	6,410	5,785
Block, Inc. 3.5% 6/1/31	1,615	1,432
CA Magnum Holdings 5.375% 10/31/26 (b)	690	677
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)	1,440	1,359
4.875% 7/1/29 (b)	1,360	1,285
Cloud Software Group, Inc. 6.5% 3/31/29 (b)	16,555	16,167
Coherent Corp. 5% 12/15/29 (b)	1,350	1,295
Crowdstrike Holdings, Inc. 3% 2/15/29	1,130	1,028
Elastic NV 4.125% 7/15/29 (b)	3,785	3,503
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	6,860	6,331
5.25% 12/1/27 (b)	1,495	1,478
ION Trading Technologies Ltd.:
5.75% 5/15/28 (b)	1,605	1,455
9.5% 5/30/29 (b)	1,580	1,605
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (b)	1,295	1,221
Lightning Power LLC 7.25% 8/15/32 (b)	2,145	2,232
NCR Atleos Corp. 9.5% 4/1/29 (b)	1,480	1,629
NCR Voyix Corp.:
5% 10/1/28 (b)	750	721
5.125% 4/15/29 (b)	1,081	1,033
ON Semiconductor Corp. 3.875% 9/1/28 (b)	5,500	5,157
Open Text Corp. 6.9% 12/1/27 (b)	1,685	1,752
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	790	725
4.125% 12/1/31 (b)	780	701
PTC, Inc.:
3.625% 2/15/25 (b)	925	920
4% 2/15/28 (b)	915	875
Roblox Corp. 3.875% 5/1/30 (b)	3,295	2,982
Seagate HDD Cayman:
8.25% 12/15/29	3,160	3,400
8.5% 7/15/31	2,045	2,205
Sensata Technologies BV 4% 4/15/29 (b)	1,530	1,431
Synaptics, Inc. 4% 6/15/29 (b)	900	826
TTM Technologies, Inc. 4% 3/1/29 (b)	1,135	1,061
Twilio, Inc.:
3.625% 3/15/29	6,425	5,917
3.875% 3/15/31	1,340	1,209
UKG, Inc. 6.875% 2/1/31 (b)	1,505	1,542
Unisys Corp. 6.875% 11/1/27 (b)	830	811
Wolfspeed, Inc. 4.2917% 6/23/30 pay-in-kind (b)(c)(e)(f)	4,225	4,056
		85,806
Telecommunications - 2.2%
Altice Financing SA:
5% 1/15/28 (b)	1,580	1,336
5.75% 8/15/29 (b)	4,975	4,080
Altice France SA:
5.125% 1/15/29 (b)	510	382
5.125% 7/15/29 (b)	15,635	11,694
5.5% 1/15/28 (b)	3,090	2,398
5.5% 10/15/29 (b)	15,395	11,527
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	3,692	3,655
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	2,830	2,782
5.875% 10/15/27 (b)	1,375	1,372
Millicom International Cellular SA 4.5% 4/27/31 (b)	235	211
SBA Communications Corp.:
3.125% 2/1/29	1,695	1,543
3.875% 2/15/27	6,375	6,170
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	1,120	938
VMED O2 UK Financing I PLC 4.75% 7/15/31 (b)	2,875	2,490
		50,578
Textiles/Apparel - 0.1%
Crocs, Inc.:
4.125% 8/15/31 (b)	825	723
4.25% 3/15/29 (b)	1,110	1,018
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	760	708
		2,449
Transportation Ex Air/Rail - 0.2%
Seaspan Corp. 5.5% 8/1/29 (b)	1,240	1,180
XPO, Inc.:
6.25% 6/1/28 (b)	960	975
7.125% 2/1/32 (b)	1,470	1,527
		3,682
Utilities - 2.1%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,705	1,522
3.75% 1/15/32 (b)	850	753
4.75% 3/15/28 (b)	970	941
NextEra Energy Partners LP 7.25% 1/15/29 (b)	980	1,008
NRG Energy, Inc.:
3.375% 2/15/29 (b)	665	606
3.625% 2/15/31 (b)	1,320	1,169
3.875% 2/15/32 (b)	171	152
5.75% 1/15/28	2,765	2,766
6% 2/1/33 (b)	760	756
6.25% 11/1/34 (b)	910	909
Pacific Gas & Electric Co.:
3.45% 7/1/25	400	396
3.75% 7/1/28	400	384
3.95% 12/1/47	885	666
4% 12/1/46	2,184	1,665
PG&E Corp.:
5% 7/1/28	10,140	9,890
5.25% 7/1/30	1,150	1,121
Pike Corp.:
5.5% 9/1/28 (b)	5,980	5,859
8.625% 1/31/31 (b)	2,445	2,598
Vistra Operations Co. LLC:
4.375% 5/1/29 (b)	3,105	2,956
5% 7/31/27 (b)	3,565	3,518
5.5% 9/1/26 (b)	1,822	1,817
5.625% 2/15/27 (b)	4,435	4,424
7.75% 10/15/31 (b)	1,965	2,076
		47,952
TOTAL NONCONVERTIBLE BONDS		1,162,809
TOTAL CORPORATE BONDS (Cost $1,210,722)		1,190,308

Asset-Backed Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Agl Clo 5 Ltd. Series 2024-5A Class ERR, CME Term SOFR 3 Month Index + 6.350% 10.9674% 7/20/34 (b)(e)(g)	133	133
Ares Loan Funding Vii Ltd. Series 2024-ALF7 Class E, CME Term SOFR 3 Month Index + 6.250% 10.7901% 10/22/37 (b)(e)(g)	207	210
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 Month Index + 6.750% 11.5989% 10/20/37 (b)(e)(g)	162	164
Carlyle U.S. Clo 2024-6 Ltd. Series 2024-6A Class E, CME Term SOFR 3 Month Index + 5.750% 0% 10/25/37 (b)(e)(g)(h)	194	194
Croton Pk Clo Ltd. CME Term SOFR 3 Month Index + 5.550% 10.1997% 10/15/36 (b)(e)(g)	926	936
Golub Capital Partners Clo 76 B Lt Series 2024-76A Class E, CME Term SOFR 3 Month Index + 5.750% 10.4919% 10/25/37 (b)(e)(g)	349	351
Magnetite Xxix Ltd. Series 2024-29A Class ER, CME Term SOFR 3 Month Index + 6.000% 11.2417% 7/15/37 (b)(e)(g)	165	167
Midocean Credit Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 Month Index + 6.250% 6.25% 10/20/37 (b)(e)(g)(h)	192	192
Ocp Clo 2017-14 Ltd. Series 2024-14A Class ER, CME Term SOFR 3 Month Index + 6.550% 11.2908% 7/20/37 (b)(e)(g)	230	233
Orchard Park Clo Ltd. Series 2024-1A Class E, CME Term SOFR 3 Month Index + 5.600% 10.2529% 10/20/37 (b)(e)(g)	363	368
Palmer Square Ln Funding 2024-2 Lt Series 2024-2A Class D, CME Term SOFR 3 Month Index + 4.700% 6.2% 1/15/33 (b)(e)(g)(h)	428	428
Rr 31 Ltd. Series 2024-31A Class D, CME Term SOFR 3 Month Index + 6.000% 10.5928% 10/15/39 (b)(e)(g)	344	345
TOTAL ASSET-BACKED SECURITIES (Cost $3,693)		3,721

Common Stocks - 20.1%
	Shares	Value ($) (000s)
Aerospace - 0.1%
TransDigm Group, Inc.	2,100	2,735
Air Transportation - 0.1%
Delta Air Lines, Inc.	23,450	1,342
Automotive & Auto Parts - 0.5%
Allison Transmission Holdings, Inc.	27,300	2,917
BYD Co. Ltd. (H Shares)	242,500	8,759
UC Holdings, Inc. (c)(i)	29,835	10
TOTAL AUTOMOTIVE & AUTO PARTS		11,686
Banks & Thrifts - 0.2%
Blue Owl Capital, Inc. Class A	199,700	4,465
Mr. Cooper Group, Inc. (i)	1,504	133
TOTAL BANKS & THRIFTS		4,598
Building Materials - 1.3%
Builders FirstSource, Inc. (i)	14,100	2,417
Carlisle Companies, Inc.	16,200	6,840
Eagle Materials, Inc.	23,600	6,737
EMCOR Group, Inc.	16,200	7,226
Fortune Brands Innovations, Inc.	52,700	4,391
Martin Marietta Materials, Inc.	4,100	2,429
TOTAL BUILDING MATERIALS		30,040
Capital Goods - 0.5%
Deere & Co.	2,400	971
Parker Hannifin Corp.	10,300	6,531
Trane Technologies PLC	12,300	4,553
TOTAL CAPITAL GOODS		12,055
Chemicals - 0.1%
The Chemours Co. LLC	138,100	2,508
Westlake Corp.	5,100	673
TOTAL CHEMICALS		3,181
Consumer Products - 0.1%
elf Beauty, Inc. (i)	18,300	1,926
Containers - 0.2%
Graphic Packaging Holding Co.	120,900	3,417
Diversified Financial Services - 1.7%
Apollo Global Management, Inc.	108,200	15,501
Ares Management Corp. Class A,	25,400	4,259
Carnelian Point Holdings LP warrants (c)(i)	118	0
Coinbase Global, Inc. Class A (i)	15,900	2,850
MasterCard, Inc. Class A	16,000	7,993
Moody's Corp.	5,600	2,543
OneMain Holdings, Inc.	97,000	4,818
TOTAL DIVERSIFIED FINANCIAL SERVICES		37,964
Energy - 1.0%
California Resources Corp.	2,670	139
Cheniere Energy, Inc.	24,600	4,708
Energy Transfer LP	223,800	3,688
EP Energy Corp. (c)(i)	147,125	188
Forbes Energy Services Ltd. (c)(i)	65,062	0
Mesquite Energy, Inc. (c)(i)	90,382	7,633
Noble Corp. PLC	1,410	45
PureWest Energy (c)(i)	3,289	1
South Bow Corp.	165,700	4,138
Superior Energy Services, Inc. Class A (c)	17,671	1,078
Tidewater, Inc. warrants 11/14/42 (i)	12,651	836
TOTAL ENERGY		22,454
Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (c)(i)(j)	1,458,195	904
Food & Drug Retail - 0.1%
Northeast Grocery, Inc. (c)(i)(j)	339,746	1,702
Southeastern Grocers, Inc. rights (c)(i)	250,623	162
TOTAL FOOD & DRUG RETAIL		1,864
Food/Beverage/Tobacco - 0.3%
Celsius Holdings, Inc. (i)(k)	39,200	1,179
U.S. Foods Holding Corp. (i)	109,000	6,720
TOTAL FOOD/BEVERAGE/TOBACCO		7,899
Gaming - 0.2%
Boyd Gaming Corp.	74,300	5,148
Studio City International Holdings Ltd.:
ADR (b)(i)	32,338	203
(NYSE) ADR (i)	35,600	224
TOTAL GAMING		5,575
Healthcare - 0.2%
Cano Health, Inc. warrants (c)(i)	1,505	6
DaVita, Inc. (i)	15,600	2,181
Tenet Healthcare Corp. (i)	15,300	2,372
TOTAL HEALTHCARE		4,559
Homebuilders/Real Estate - 1.3%
Arthur J. Gallagher & Co.	34,500	9,701
Comfort Systems U.S.A., Inc.	25,900	10,128
TopBuild Corp. (i)	21,700	7,668
Willscot Holdings Corp. (i)	97,300	3,225
TOTAL HOMEBUILDERS/REAL ESTATE		30,722
Leisure - 0.0%
Viking Holdings Ltd.	6,000	236
Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	692	44
Restaurants - 0.1%
Domino's Pizza, Inc.	4,900	2,027
Services - 0.6%
Airbnb, Inc. Class A (i)	35,700	4,812
Visa, Inc. Class A	30,800	8,927
TOTAL SERVICES		13,739
Super Retail - 0.9%
Amazon.com, Inc. (i)	43,500	8,108
Arena Brands Holding Corp. Class B (c)(i)(j)	42,253	712
Booking Holdings, Inc.	800	3,741
Dick's Sporting Goods, Inc.	21,300	4,169
Williams-Sonoma, Inc.	22,600	3,031
TOTAL SUPER RETAIL		19,761
Technology - 8.5%
Adobe, Inc. (i)	13,400	6,406
Alphabet, Inc. Class A	39,600	6,776
Arista Networks, Inc. (i)	15,600	6,028
ASML Holding NV (depository receipt)	3,400	2,287
Autodesk, Inc. (i)	12,700	3,604
Block, Inc. Class A (i)	64,100	4,636
Dell Technologies, Inc. Class C	25,300	3,128
Eaton Corp. PLC	27,200	9,019
Fiserv, Inc. (i)	27,500	5,442
Intuit, Inc.	5,100	3,113
KLA Corp.	7,600	5,063
Lam Research Corp.	98,000	7,286
Marvell Technology, Inc.	45,200	3,621
Meta Platforms, Inc. Class A	41,700	23,668
Micron Technology, Inc.	29,400	2,930
Microsoft Corp.	31,000	12,597
MKS Instruments, Inc.	27,200	2,702
Monday.com Ltd. (i)	25,700	7,552
Nextracker, Inc. Class A (i)	149,800	5,965
nVent Electric PLC	51,800	3,863
NVIDIA Corp.	230,000	30,535
NXP Semiconductors NV	7,900	1,853
ON Semiconductor Corp. (i)	113,260	7,984
Oracle Corp.	26,600	4,465
Pinterest, Inc. Class A (i)	176,000	5,595
Salesforce, Inc.	18,200	5,303
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	41,200	7,850
Vertiv Holdings Co.	67,400	7,366
TOTAL TECHNOLOGY		196,637
Telecommunications - 0.3%
EchoStar Corp. Class A (i)	126,700	3,175
GTT Communications, Inc. (c)(i)	11,856	641
Palo Alto Networks, Inc. (i)	8,800	3,171
TOTAL TELECOMMUNICATIONS		6,987
Textiles/Apparel - 0.3%
Crocs, Inc. (i)	49,600	5,348
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,265
TOTAL TEXTILES/APPAREL		6,613
Utilities - 1.5%
Constellation Energy Corp.	43,200	11,360
Core & Main, Inc. Class A (i)	59,500	2,635
PG&E Corp.	341,179	6,899
Vistra Corp.	110,700	13,833
TOTAL UTILITIES		34,727
TOTAL COMMON STOCKS (Cost $336,456)		463,692

Bank Loan Obligations - 10.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.1%
TransDigm, Inc. Tranche L 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3196% 1/20/32 (e)(g)(l)	1,835	1,836
Air Transportation - 0.0%
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.3674% 10/20/27 (e)(g)(l)	171	174
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 7.3848% 2/24/31 (e)(g)(l)	453	453
TOTAL AIR TRANSPORTATION		627
Automotive & Auto Parts - 0.1%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5359% 10/1/31 (e)(g)(l)	840	843
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1852% 5/6/30 (e)(g)(l)	429	429
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9052% 1/30/31 (e)(g)(l)	369	369
TOTAL AUTOMOTIVE & AUTO PARTS		1,641
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.0954% 7/29/30 (e)(g)(l)	1,197	1,197
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 14.9441% 5/25/26 (e)(g)(l)	397	342
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.8537% 6/24/29 (e)(g)(l)	112	111
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0496% 1/31/29 (e)(g)(l)	980	964
TOTAL BROADCASTING		1,417
Building Materials - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.5713% 2/25/29 (e)(g)(l)	3,270	3,254
MIWD Holdco II LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 7.6852% 3/28/31 (e)(g)(l)	130	130
TOTAL BUILDING MATERIALS		3,384
Chemicals - 0.6%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.5572% 11/15/30 (e)(g)(l)	2,000	1,881
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 8.9647% 10/4/29 (e)(g)(l)	8,988	8,971
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.1037% 6/23/31 (e)(g)(l)	469	469
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 7.8537% 9/22/28 (e)(g)(l)	2,334	2,337
TOTAL CHEMICALS		13,658
Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.584% 6/27/31 (e)(g)(l)	2,483	2,329
TKC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.7592% 5/15/28 (e)(g)(l)	2,685	2,673
TOTAL CONSUMER PRODUCTS		5,002
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 9.7229% 2/9/26 (e)(g)(l)	183	170
Diversified Financial Services - 0.2%
Focus Financial Partners LLC:
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9352% 9/17/31 (e)(g)(l)	3,897	3,898
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 0% 9/10/31 (e)(f)(g)(l)	418	419
TOTAL DIVERSIFIED FINANCIAL SERVICES		4,317
Energy - 0.4%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.4445% 2/7/28 (e)(g)(l)	7,935	7,937
Epic Crude Services LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6559% 10/9/31 (e)(g)(l)	325	325
Forbes Energy Services LLC Tranche B, term loan 0% (c)(d)(e)(l)	610	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(d)(e)(g)(l)	1,671	0
term loan 0% (c)(d)(e)(l)	721	0
Natgasoline LLC Tranche B, term loan CME Term SOFR 6 Month Index + 3.500% 9.016% 11/14/25 (e)(g)(l)	316	310
TOTAL ENERGY		8,572
Environmental - 0.0%
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8892% 6/21/28 (e)(g)(l)	397	396
Reworld Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1929% 11/30/28 (e)(g)(l)	308	309
Tranche C 1LN, term loan CME Term SOFR 6 Month Index + 2.500% 7.5877% 11/30/28 (e)(g)(l)	24	24
TOTAL ENVIRONMENTAL		729
Food/Beverage/Tobacco - 0.0%
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6852% 2/12/31 (e)(g)(l)	354	355
Naked Juice LLC 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.9537% 1/24/29 (e)(g)(l)	323	241
TOTAL FOOD/BEVERAGE/TOBACCO		596
Gaming - 0.4%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.1852% 1/29/29 (e)(g)(l)	7,297	7,298
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.8932% 8/1/30 (e)(g)(l)	983	982
TOTAL GAMING		8,280
Healthcare - 0.4%
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.7037% 10/1/27 (e)(g)(l)	2,241	2,150
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4352% 10/23/28 (e)(g)(l)	5,591	5,594
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6852% 11/15/28 (e)(g)(l)	923	922
TOTAL HEALTHCARE		8,666
Insurance - 0.9%
Acrisure LLC:
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 7.7592% 2/16/27 (e)(g)(l)	2,695	2,688
Tranche B6 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.0092% 11/6/30 (e)(g)(l)	1,989	1,984
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7592% 9/19/31 (e)(g)(l)	6,496	6,464
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 7.3674% 6/20/30 (e)(g)(l)	5,522	5,532
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 3 Month Index + 4.750% 9.3537% 5/6/32 (e)(g)(l)	4,320	4,373
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.8537% 5/6/31 (e)(g)(l)	830	831
TOTAL INSURANCE		21,872
Leisure - 0.5%
Carnival Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 7.4352% 8/9/27 (e)(g)(l)	2,061	2,065
CME Term SOFR 1 Month Index + 2.750% 7.4352% 10/18/28 (e)(g)(l)	9,065	9,076
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.847% 12/30/26 (e)(g)(l)	1,620	1,556
TOTAL LEISURE		12,697
Metals/Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9352% 8/19/30 (e)(g)(l)	262	263
Paper - 0.5%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 7.8602% 4/13/29 (e)(g)(l)	12,733	12,698
Services - 0.9%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4465% 12/21/28 (e)(g)(l)	2,744	2,748
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.1037% 2/10/31 (e)(g)(l)	1,045	1,032
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.5352% 12/10/29 (e)(g)(l)	2,170	2,130
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2852% 12/10/28 (e)(g)(l)	2,865	2,863
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9352% 5/31/28 (e)(g)(l)	239	239
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7477% 8/1/30 (e)(g)(l)	5,101	5,030
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 9.7583% 4/11/29 (e)(g)(l)	2,453	2,263
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8591% 12/10/26 (e)(g)(l)	694	695
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.256% 3/4/28 (e)(g)(l)	2,617	2,265
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7852% 3/25/31 (e)(g)(l)	1,030	1,027
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 9.9352% 4/14/29 (e)(g)(l)	664	676
TOTAL SERVICES		20,968
Super Retail - 1.1%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5496% 3/5/28 (e)(g)(l)	501	502
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6684% 6/6/31 (e)(g)(l)	24,347	23,976
TOTAL SUPER RETAIL		24,478
Technology - 3.4%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.418% 2/16/28 (e)(g)(l)	88	88
Amentum Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9352% 9/29/31 (e)(g)(l)	1,055	1,054
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 3 Month Index + 5.250% 9.8537% 2/23/32 (e)(g)(l)	35	36
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 7.6037% 2/24/31 (e)(g)(l)	1,960	1,964
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9352% 2/15/29 (e)(g)(l)	4,240	4,224
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.3653% 9/30/28 (e)(g)(l)	2,917	2,912
Cotiviti, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0941% 5/1/31 (e)(g)(l)	6,900	6,900
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5496% 3/31/28 (e)(g)(l)	252	251
First Advantage Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9352% 1/31/27 (e)(g)(l)	390	389
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3455% 8/18/31 (e)(g)(l)	530	531
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0995% 3/1/29 (e)(g)(l)	10,033	10,004
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9352% 5/3/28 (e)(g)(l)	2,849	2,830
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.1037% 7/1/31 (e)(g)(l)	5,020	4,800
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.847% 6/2/28 (e)(g)(l)	883	876
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.3354% 10/28/30 (e)(g)(l)	1,965	1,972
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6852% 8/31/28 (e)(g)(l)	16,681	16,684
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7996% 4/22/28 (e)(g)(l)	752	740
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 7.6172% 2/10/31 (e)(g)(l)	15,212	15,224
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0359% 4/14/31 (e)(g)(l)	7,704	7,704
TOTAL TECHNOLOGY		79,183
Telecommunications - 0.1%
Aventiv Technologies LLC 1LN, term loan:
CME Term SOFR 3 Month Index + 5.090% 9.9553% 7/31/25 (e)(g)(l)	955	832
CME Term SOFR 3 Month Index + 7.500% 12.3653% 7/31/25 (e)(g)(l)	25	25
GTT Communications, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 9.000% 13.9454% 6/30/28 (e)(g)(l)	577	429
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 11.7852% 12/30/27 (e)(g)(l)	667	627
TOTAL TELECOMMUNICATIONS		1,913
Utilities - 0.0%
Talen Energy Supply LLC:
Tranche TLB-EXIT 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.5955% 5/17/30 (e)(g)(l)	96	96
Tranche TLC-EXIT 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.5955% 5/17/30 (e)(g)(l)	63	63
TOTAL UTILITIES		159
TOTAL BANK LOAN OBLIGATIONS (Cost $236,364)		234,323

Preferred Securities - 4.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 2.5%
Ally Financial, Inc. 4.7% (e)(m)	945	776
Bank of America Corp.:
5.875% (e)(m)	14,280	14,519
6.1% (e)(m)	2,590	2,606
Citigroup, Inc. 4.7% (e)(m)	2,135	2,147
Goldman Sachs Group, Inc. 5.3% (e)(m)	15,000	15,317
JPMorgan Chase & Co.:
4% (e)(m)	3,555	3,512
4.6% (e)(m)	4,465	4,495
Wells Fargo & Co.:
5.875% (e)(m)	7,645	7,795
7.625% (e)(m)	5,740	6,226
TOTAL BANKS & THRIFTS		57,393
Energy - 1.2%
Energy Transfer LP:
6.5% (e)(m)	1,945	1,997
6.625% (e)(m)	8,261	8,203
7.125% (e)(m)	17,150	17,998
TOTAL ENERGY		28,198
Homebuilders/Real Estate - 0.4%
Alliant Holdings LP 10% (c)(e)(m)	8,290	8,270
TOTAL PREFERRED SECURITIES (Cost $93,353)		93,861

Other - 2.2%
	Shares	Value ($) (000s)
Other - 2.2%
Fidelity Private Credit Co. LLC (j)(n) (Cost $51,106)	5,135,106	51,752

Money Market Funds - 11.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.87% (o)	260,622,324	260,674
Fidelity Securities Lending Cash Central Fund 4.87% (o)(p)	1,231,527	1,232
TOTAL MONEY MARKET FUNDS (Cost $261,906)		261,906

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $2,193,600)	2,299,563
NET OTHER ASSETS (LIABILITIES) - 0.5%	11,384
NET ASSETS - 100.0%	2,310,947

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $938,952,000 or 40.6% of net assets.

(c)	Level 3 security
(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,235,000 and $3,123,000, respectively.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Non-income producing
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,070,000 or 2.4% of net assets.

(k)	Security or a portion of the security is on loan at period end.
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Affiliated Fund
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	1,538

Fidelity Private Credit Co. LLC	4/28/22 - 10/28/24	51,106

New Cotai LLC/New Cotai Capital Corp.	9/11/20	7,224

Northeast Grocery, Inc.	11/08/21	135

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	152,805	626,925	519,056	11,078	-	-	260,674	0.5%
Fidelity Securities Lending Cash Central Fund 4.87%	3,360	53,324	55,452	1	-	-	1,232	0.0%
Total	156,165	680,249	574,508	11,079	-	-	261,906

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	48,171	3,820	-	6,746	-	(239)	51,752
	48,171	3,820	-	6,746	-	(239)	51,752

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	39,214	39,214	-	-
Consumer Discretionary	56,365	44,715	10,024	1,626
Consumer Staples	11,689	9,825	-	1,864
Energy	22,453	12,718	836	8,899
Financials	71,268	71,268	-	-
Health Care	4,559	4,553	-	6
Industrials	82,124	82,124	-	-
Information Technology	128,119	127,478	-	641
Materials	15,808	15,808	-	-
Utilities	32,093	32,092	-	1

Corporate Bonds	1,190,308	-	1,181,875	8,433

Asset-Backed Securities	3,721	-	3,721	-

Bank Loan Obligations	234,323	-	234,323	-

Preferred Securities	93,861	-	85,591	8,270

Other	51,752	-	51,752	-

Money Market Funds	261,906	261,906	-	-
Total Investments in Securities:	2,299,563	701,701	1,568,122	29,740

Net Unrealized Appreciation on Unfunded Commitments	1,825	(252)	-	2,077
Total	1,825	(252)	-	2,077
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$28,484
Net Realized Gain (Loss) on Investment Securities	5,444
Net Unrealized Gain (Loss) on Investment Securities	(3,478)
Cost of Purchases	13,263
Proceeds of Sales	(14,006)
Amortization/Accretion	33
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$29,740
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2024	$1,524

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $1,176) - See accompanying schedule:
Unaffiliated issuers (cost $1,880,588)	$1,985,905
Fidelity Central Funds (cost $261,906)	261,906
Other affiliated issuers (cost $51,106)	51,752

Total Investment in Securities (cost $2,193,600)		$2,299,563
Cash		185
Foreign currency held at value (cost $56)		55
Receivable for investments sold		76
Unrealized appreciation on unfunded commitments		2,077
Receivable for fund shares sold		2,025
Dividends receivable		64
Interest receivable		21,872
Distributions receivable from Fidelity Central Funds		1,260
Prepaid expenses		3
Other receivables		11
Total assets		2,327,191
Liabilities
Payable for investments purchased
Regular delivery	$8,752
Delayed delivery	814
Unrealized depreciation on unfunded commitments	252
Payable for fund shares redeemed	2,697
Distributions payable	878
Accrued management fee	1,319
Distribution and service plan fees payable	218
Other payables and accrued expenses	82
Collateral on securities loaned	1,232
Total liabilities		16,244
Commitments and contingent liabilities (see Significant Accounting Policies and Litigation notes)
Net Assets		$2,310,947
Net Assets consist of:
Paid in capital		$2,212,456
Total accumulated earnings (loss)		98,491
Net Assets		$2,310,947

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($537,083 ÷ 45,403 shares)(a)		$11.83
Maximum offering price per share (100/96.00 of $11.83)		$12.32
Class M :
Net Asset Value and redemption price per share ($244,473 ÷ 20,542 shares)(a)		$11.90
Maximum offering price per share (100/96.00 of $11.90)		$12.40
Class C :
Net Asset Value and offering price per share ($64,010 ÷ 5,422 shares)(a)		$11.81
Class I :
Net Asset Value, offering price and redemption price per share ($1,018,426 ÷ 92,359 shares)		$11.03
Class Z :
Net Asset Value, offering price and redemption price per share ($446,955 ÷ 40,552 shares)		$11.02
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2024 Amounts in thousands
Investment Income
Dividends:
Unaffiliated issuers		$13,678
Affiliated issuers		6,746
Interest		102,809
Income from Fidelity Central Funds (including $1 from security lending)		11,079
Total income		134,312
Expenses
Management fee	$14,028
Transfer agent fees	852
Distribution and service plan fees	2,503
Accounting fees	221
Custodian fees and expenses	25
Independent trustees' fees and expenses	10
Registration fees	128
Audit fees	83
Legal	330
Miscellaneous	78
Total expenses before reductions	18,258
Expense reductions	(390)
Total expenses after reductions		17,868
Net Investment income (loss)		116,444
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,737
Foreign currency transactions	2
Capital gain distributions from underlying funds:
Affiliated issuers	48
Total net realized gain (loss)		9,787
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	219,325
Fidelity Central Funds	(905)
Other affiliated issuers	646
Unfunded commitments	1,825
Total change in net unrealized appreciation (depreciation)		220,891
Net gain (loss)		230,678
Net increase (decrease) in net assets resulting from operations		$347,122
Statement of Changes in Net Assets

Amount in thousands	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$116,444	$96,897
Net realized gain (loss)	9,787	(37,304)
Change in net unrealized appreciation (depreciation)	220,891	31,817
Net increase (decrease) in net assets resulting from operations	347,122	91,410
Distributions to shareholders	(109,086)	(157,937)

Share transactions - net increase (decrease)	221,826	127,889
Total increase (decrease) in net assets	459,862	61,362

Net Assets
Beginning of period	1,851,085	1,789,723
End of period	$2,310,947	$1,851,085

Financial Highlights
Fidelity Advisor® High Income Advantage Fund Class A

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.54	$10.90	$12.94	$10.95	$11.12
Income from Investment Operations
Net investment income (loss) A,B	.593	.551	.455	.382	.422
Net realized and unrealized gain (loss)	1.252	- C	(1.803)	1.989	(.169)
Total from investment operations	1.845	.551	(1.348)	2.371	.253
Distributions from net investment income	(.555)	(.544)	(.433)	(.381)	(.417)
Distributions from net realized gain	-	(.367)	(.259)	-	(.006)
Total distributions	(.555)	(.911)	(.692)	(.381)	(.423)
Net asset value, end of period	$11.83	$10.54	$10.90	$12.94	$10.95
Total Return D,E	17.78%	5.16%	(10.75)%	21.85%	2.41%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.99%	.98%	1.01%	.99%	1.00%
Expenses net of fee waivers, if any	.97%	.98%	1.01%	.99%	1.00%
Expenses net of all reductions	.97%	.98%	1.01%	.99%	1.00%
Net investment income (loss)	5.18%	5.11%	3.88%	3.07%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$537	$467	$463	$566	$462
Portfolio turnover rate H	29%	29%	29%	27%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® High Income Advantage Fund Class M

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.60	$10.96	$13.01	$11.01	$11.18
Income from Investment Operations
Net investment income (loss) A,B	.599	.556	.458	.385	.425
Net realized and unrealized gain (loss)	1.260	(.001)	(1.813)	1.998	(.169)
Total from investment operations	1.859	.555	(1.355)	2.383	.256
Distributions from net investment income	(.559)	(.548)	(.436)	(.383)	(.420)
Distributions from net realized gain	-	(.367)	(.259)	-	(.006)
Total distributions	(.559)	(.915)	(.695)	(.383)	(.426)
Net asset value, end of period	$11.90	$10.60	$10.96	$13.01	$11.01
Total Return C,D	17.82%	5.17%	(10.75)%	21.84%	2.43%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.97%	.98%	1.01%	.99%	1.00%
Expenses net of fee waivers, if any	.96%	.97%	1.01%	.99%	1.00%
Expenses net of all reductions	.96%	.97%	1.01%	.99%	1.00%
Net investment income (loss)	5.19%	5.11%	3.89%	3.08%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$244	$224	$238	$300	$266
Portfolio turnover rate G	29%	29%	29%	27%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® High Income Advantage Fund Class C

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.51	$10.88	$12.92	$10.93	$11.10
Income from Investment Operations
Net investment income (loss) A,B	.506	.469	.366	.286	.339
Net realized and unrealized gain (loss)	1.261	(.010)	(1.804)	1.988	(.169)
Total from investment operations	1.767	.459	(1.438)	2.274	.170
Distributions from net investment income	(.467)	(.462)	(.343)	(.284)	(.334)
Distributions from net realized gain	-	(.367)	(.259)	-	(.006)
Total distributions	(.467)	(.829)	(.602)	(.284)	(.340)
Net asset value, end of period	$11.81	$10.51	$10.88	$12.92	$10.93
Total Return C,D	17.04%	4.27%	(11.45)%	20.95%	1.63%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.74%	1.76%	1.78%	1.76%	1.77%
Expenses net of fee waivers, if any	1.72%	1.73%	1.77%	1.76%	1.77%
Expenses net of all reductions	1.72%	1.73%	1.77%	1.76%	1.77%
Net investment income (loss)	4.42%	4.35%	3.12%	2.30%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$64	$54	$56	$71	$68
Portfolio turnover rate G	29%	29%	29%	27%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® High Income Advantage Fund Class I

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.82	$10.19	$12.12	$10.26	$10.42
Income from Investment Operations
Net investment income (loss) A,B	.578	.539	.454	.388	.422
Net realized and unrealized gain (loss)	1.178	(.007)	(1.691)	1.860	(.157)
Total from investment operations	1.756	.532	(1.237)	2.248	.265
Distributions from net investment income	(.546)	(.535)	(.434)	(.388)	(.419)
Distributions from net realized gain	-	(.367)	(.259)	-	(.006)
Total distributions	(.546)	(.902)	(.693)	(.388)	(.425)
Net asset value, end of period	$11.03	$9.82	$10.19	$12.12	$10.26
Total Return C	18.18%	5.35%	(10.56)%	22.13%	2.69%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.75%	.73%	.76%	.74%	.75%
Expenses net of fee waivers, if any	.73%	.72%	.76%	.74%	.75%
Expenses net of all reductions	.73%	.72%	.76%	.74%	.74%
Net investment income (loss)	5.42%	5.36%	4.13%	3.32%	4.17%
Supplemental Data
Net assets, end of period (in millions)	$1,018	$745	$696	$903	$510
Portfolio turnover rate F	29%	29%	29%	27%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® High Income Advantage Fund Class Z

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.82	$10.19	$12.12	$10.26	$10.42
Income from Investment Operations
Net investment income (loss) A,B	.590	.549	.463	.399	.430
Net realized and unrealized gain (loss)	1.166	(.007)	(1.690)	1.860	(.156)
Total from investment operations	1.756	.542	(1.227)	2.259	.274
Distributions from net investment income	(.556)	(.545)	(.444)	(.399)	(.428)
Distributions from net realized gain	-	(.367)	(.259)	-	(.006)
Total distributions	(.556)	(.912)	(.703)	(.399)	(.434)
Net asset value, end of period	$11.02	$9.82	$10.19	$12.12	$10.26
Total Return C	18.20%	5.45%	(10.47)%	22.25%	2.79%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.65%	.64%	.66%	.64%	.65%
Expenses net of fee waivers, if any	.63%	.63%	.66%	.64%	.65%
Expenses net of all reductions	.63%	.63%	.66%	.64%	.65%
Net investment income (loss)	5.51%	5.46%	4.23%	3.42%	4.26%
Supplemental Data
Net assets, end of period (in millions)	$447	$361	$337	$363	$159
Portfolio turnover rate F	29%	29%	29%	27%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended October 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

During September 2024 the Board approved to change the name of the Fund to Fidelity Advisor Capital & Income Fund effective December 30, 2024.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2024 was 11.38%.

4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$13,037	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.5 - 7.3 / 5.0	Increase
		Market approach	Transaction price	$0.00 - $2.92 / $2.87	Increase
		Discounted cash flow	Discount rate	10.8%	Decrease
			Yield	12.2%	Decrease
		Recovery value	Recovery value	$0.22 - $0.65 / $0.64	Increase
		Black scholes	Discount rate	4.0% - 4.1% / 4.1%	Increase
			Term	2.3 - 4.7 / 2.3	Increase
			Volatility	50.0% - 58.0% / 50.1%	Increase
Corporate Bonds	$8,433	Market approach	Transaction price	$96.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$5.50 - $18.50 / $14.64	Increase
		Black scholes	Discount rate	4.1%	Increase
			Term	2.3	Increase
			Volatility	50.0%	Increase
Preferred Securities	$8,270	Market approach	Transaction price	$98.50	Increase
Bank Loan Obligations	$0	Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interet receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor High Income Advantage Fund	$9

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$196,098
Gross unrealized depreciation	(76,247)
Net unrealized appreciation (depreciation)	$119,851
Tax Cost	$2,181,538

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,951
Capital loss carryforward	$(26,310)
Net unrealized appreciation (depreciation) on securities and other investments	$119,850

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(5,110)
Long-term	(21,200)
Total capital loss carryforward	$(26,310)

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$109,086	$95,815
Long-term Capital Gains	-	62,122
Total	$109,086	$157,937

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Advisor High Income Advantage Fund	Fidelity Private Credit Company LLC	7,545

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Advisor High Income Advantage Fund	EchoStar Corp.	2,373	(252)
Fidelity Advisor High Income Advantage Fund	EchoStar Corp. 10.75% 9/27/29	23,976	2,077

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor High Income Advantage Fund	687,032	580,587
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.70
Class C	.73
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.70
Class C	.71
Class I	.70
Class Z	.60

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .55%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,297	61
Class M	- %	.25%	602	2
Class C	.75%	.25%	604	125
			2,503	188

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	60
Class M	9
Class C A	1
70

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1485
Class M	.1430
Class C	.1686
Class I	.1477
Class Z	.0500

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	245.15
Class M	113.14
Class C	32.17
Class I	394.15
Class Z	68.05
	852

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor High Income Advantage Fund	.0331

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor High Income Advantage Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor High Income Advantage Fund	2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor High Income Advantage Fund	18,137	10,349	1,055

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor High Income Advantage Fund	2
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor High Income Advantage Fund	3
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor High Income Advantage Fund	-A	-	-

A In the amount of less than five hundred dollars.
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until February 28, 2026. During the period, this waiver reduced the Fund's management fee by $327.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $15.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $48.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor High Income Advantage Fund
Distributions to shareholders
Class A	$25,078	$39,255
Class M	11,683	19,798
Class C	2,461	4,315
Class I	45,476	63,485
Class Z	24,388	31,084
Total	$109,086	$157,937
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor High Income Advantage Fund
Class A
Shares sold	9,218	8,033	$105,494	$86,668
Reinvestment of distributions	2,014	3,371	23,137	36,314
Shares redeemed	(10,145)	(9,551)	(116,369)	(103,071)
Net increase (decrease)	1,087	1,853	$12,262	$19,911
Class M
Shares sold	2,496	1,730	$28,674	$18,846
Reinvestment of distributions	942	1,723	10,878	18,671
Shares redeemed	(4,014)	(4,083)	(46,313)	(44,308)
Net increase (decrease)	(576)	(630)	$(6,761)	$(6,791)
Class C
Shares sold	1,556	1,180	$17,809	$12,722
Reinvestment of distributions	206	383	2,358	4,121
Shares redeemed	(1,481)	(1,573)	(16,955)	(16,924)
Net increase (decrease)	281	(10)	$3,212	$(81)
Class I
Shares sold	40,631	32,016	$434,441	$322,869
Reinvestment of distributions	3,778	5,641	40,500	56,655
Shares redeemed	(27,917)	(30,068)	(297,634)	(302,382)
Net increase (decrease)	16,492	7,589	$177,307	$77,142
Class Z
Shares sold	26,222	11,358	$280,321	$114,612
Reinvestment of distributions	1,931	2,620	20,718	26,318
Shares redeemed	(24,358)	(10,255)	(265,233)	(103,222)
Net increase (decrease)	3,795	3,723	$35,806	$37,708
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor High Income Advantage Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Advantage Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 17, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 1.33% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $73,337,656 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $108,839,891 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor High Income Advantage Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board considered that the fund has a variable unified management fee that covers expenses for services beyond portfolio management. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has no investment minimum, unlike most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail funds and classes, Class I would not be above the similar sales load structure growth competitive median for 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.538463.127
HY-ANN-1224

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 20, 2024